Schedule of Investments (unaudited)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	$90	$87,206
1.88%, 08/15/23 (Call 06/15/23)	337	339,858
2.13%, 08/15/26 (Call 05/15/26)	350	353,227
2.25%, 06/01/31 (Call 03/01/31)	80	78,341
2.38%, 11/15/24 (Call 09/15/24)	90	91,733
2.63%, 11/15/27 (Call 08/15/27)	353	361,550
2.85%, 06/01/41 (Call 12/01/40)	145	140,505
3.25%, 04/01/25 (Call 03/01/25)	425	443,020
3.38%, 05/15/23 (Call 04/15/23)	82	84,191
3.50%, 05/15/25 (Call 03/15/25)	412	432,802
3.50%, 04/01/27 (Call 02/01/27)	512	544,835
3.60%, 11/15/42 (Call 05/15/42)	278	298,566
3.63%, 04/01/30 (Call 01/01/30)(a)	515	556,674
3.75%, 05/15/28 (Call 02/15/28)	412	443,947
4.25%, 04/01/40 (Call 10/01/39)	449	517,127
4.25%, 04/01/50 (Call 10/01/49)(a)	207	248,802
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	464	433,937
2.90%, 03/01/25 (Call 12/01/24)	485	500,699
3.55%, 01/15/26 (Call 10/15/25)(a)	784	831,510
3.60%, 03/01/35 (Call 09/01/34)	258	276,341
3.80%, 03/01/45 (Call 09/01/44)	620	673,841
4.07%, 12/15/42	543	611,586
4.09%, 09/15/52 (Call 03/15/52)	556	644,654
4.50%, 05/15/36 (Call 11/15/35)	120	140,329
4.70%, 05/15/46 (Call 11/15/45)	543	666,294
Series B, 6.15%, 09/01/36	55	74,331
		9,875,906
Agriculture — 0.9%
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	300	280,587
3.25%, 03/27/30 (Call 12/27/29)	710	751,066
4.50%, 03/15/49 (Call 09/15/48)	173	215,852
Class C, 2.50%, 08/11/26 (Call 05/11/26)	523	534,783
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	325	308,529
1.13%, 05/01/23	380	379,890
1.50%, 05/01/25 (Call 04/01/25)	510	503,651
1.75%, 11/01/30 (Call 08/01/30)	55	50,691
2.10%, 05/01/30 (Call 02/01/30)(a)	226	215,812
2.13%, 05/10/23 (Call 03/10/23)	333	336,124
2.63%, 03/06/23.	306	310,832
2.75%, 02/25/26 (Call 11/25/25)	514	526,747
2.88%, 05/01/24 (Call 04/01/24)	340	349,017
3.13%, 08/17/27 (Call 05/17/27)	195	203,609
3.13%, 03/02/28 (Call 12/02/27)	455	471,071
3.25%, 11/10/24(a)	827	860,725
3.38%, 08/11/25 (Call 05/11/25)	250	261,400
3.38%, 08/15/29 (Call 05/15/29)	289	301,655
3.60%, 11/15/23(a)	259	268,852
3.88%, 08/21/42	335	342,641
4.13%, 03/04/43	389	406,085
4.25%, 11/10/44	538	577,592
4.38%, 11/15/41	371	401,570
4.50%, 03/20/42	346	379,022
4.88%, 11/15/43	292	334,396

Security	Par (000)	Value

Agriculture (continued)
6.38%, 05/16/38	$630	$843,293
		10,415,492
Airlines — 0.2%
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	50	48,938
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	224	238,199
Series 2019-1, Class AA, 2.75%, 11/15/33	234	229,214
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	229	233,012
Series 2016-2, Class AA, 2.88%, 04/07/30	84	83,350
Series 2018-1, Class AA, 3.50%, 09/01/31	93	96,257
Series 2019, Class AA, 4.15%, 08/25/31	12	13,253
Series 2019-2, Class AA, 2.70%, 11/01/33	119	116,596
Series 2020-1, Class A, 5.88%, 04/15/29	1,378	1,479,289
		2,538,108
Apparel — 0.5%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	427	432,205
2.38%, 11/01/26 (Call 08/01/26)	540	553,657
2.40%, 03/27/25 (Call 02/27/25)	588	600,977
2.75%, 03/27/27 (Call 01/27/27)	491	508,720
2.85%, 03/27/30 (Call 12/27/29)	742	763,629
3.25%, 03/27/40 (Call 09/27/39)	467	477,115
3.38%, 11/01/46 (Call 05/01/46)	185	194,089
3.38%, 03/27/50 (Call 09/27/49)	640	673,139
3.63%, 05/01/43 (Call 11/01/42)	287	308,706
3.88%, 11/01/45 (Call 05/01/45)	500	559,120
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	320	324,151
		5,395,508
Auto Manufacturers — 1.7%
American Honda Finance Corp.
0.55%, 07/12/24	60	58,412
0.65%, 09/08/23	198	195,917
0.88%, 07/07/23	245	243,623
1.00%, 09/10/25	510	493,364
1.20%, 07/08/25	115	112,281
1.30%, 09/09/26(a)	610	590,620
1.50%, 01/13/25	500	495,905
1.80%, 01/13/31(a)	130	122,457
1.95%, 05/10/23	543	547,898
2.00%, 03/24/28(a)	420	412,222
2.15%, 09/10/24	415	420,005
2.25%, 01/12/29	500	493,990
2.30%, 09/09/26	326	329,205
2.35%, 01/08/27	382	385,557
2.40%, 06/27/24	56	57,003
2.90%, 02/16/24	584	599,242
3.45%, 07/14/23	70	72,141
3.50%, 02/15/28	321	342,478
3.55%, 01/12/24(a)	83	86,274
3.63%, 10/10/23	529	548,869
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	262	251,890
1.50%, 09/01/30 (Call 06/01/30)	153	141,035
2.60%, 09/01/50 (Call 03/01/50)	380	334,556
3.65%, 10/01/23 (Call 07/01/23)	407	421,131
4.88%, 10/01/43 (Call 04/01/43)	105	132,684
Daimler Finance North America LLC, 8.50%, 01/18/31	50	72,409

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	$45	$44,232
1.34%, 03/25/26 (Call 02/25/26)	631	616,172
2.36%, 07/02/24	215	218,900
2.36%, 03/25/31 (Call 12/25/30)(a)	270	269,114
2.76%, 07/02/29	120	122,585
3.42%, 07/20/23	35	36,112
3.67%, 07/20/28	56	60,665
Toyota Motor Credit Corp.
0.40%, 04/06/23	20	19,836
0.50%, 08/14/23	145	143,438
0.50%, 06/18/24	555	541,602
0.63%, 09/13/24	100	97,400
0.80%, 10/16/25	75	72,164
0.80%, 01/09/26	20	19,167
1.13%, 06/18/26(a)	805	779,127
1.15%, 08/13/27	360	341,467
1.35%, 08/25/23	227	227,329
1.45%, 01/13/25	100	99,251
1.65%, 01/10/31	475	444,092
1.80%, 02/13/25	558	558,575
1.90%, 01/13/27	500	496,755
1.90%, 04/06/28	150	146,576
1.90%, 09/12/31	155	146,611
2.00%, 10/07/24	260	262,382
2.15%, 02/13/30	220	215,453
2.25%, 10/18/23	1,185	1,203,593
2.90%, 03/30/23	645	658,358
2.90%, 04/17/24	653	671,754
3.00%, 04/01/25	733	759,014
3.05%, 01/11/28	235	246,569
3.20%, 01/11/27(a)	552	581,974
3.35%, 01/08/24	316	327,480
3.38%, 04/01/30	700	744,800
3.40%, 04/14/25(a)	25	26,198
3.45%, 09/20/23	769	795,384
3.65%, 01/08/29	75	81,272
		20,036,569
Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	446	438,552
3.63%, 06/15/24 (Call 03/15/24)	614	638,026
4.15%, 10/01/25 (Call 07/01/25)	418	447,448
		1,524,026
Banks — 32.3%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	290	309,601
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	300	288,117
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	220	210,962
1.85%, 03/25/26(a)	645	628,049
2.71%, 06/27/24	625	637,519
2.75%, 05/28/25	800	811,680
2.96%, 03/25/31	400	391,368
3.31%, 06/27/29	575	593,745
3.49%, 05/28/30	438	449,366
3.80%, 02/23/28	548	576,551
3.85%, 04/12/23	200	205,760
4.25%, 04/11/27	95	101,945

Security	Par (000)	Value

Banks (continued)
4.38%, 04/12/28	$608	$660,160
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	105	103,591
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	116	114,339
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	85	83,360
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	465	453,012
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	455	437,692
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	687	666,857
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(b)	145	145,022
1.53%, 12/06/25 (Call 12/06/24)(b)	205	201,659
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	195	189,236
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	850	787,321
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	565	562,729
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	645	620,213
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	1,230	1,164,662
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(b)	457	460,935
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	715	695,202
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	560	542,909
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	989	967,717
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	325	296,289
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	1,085	1,062,052
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	360	328,849
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	760	761,087
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	275	256,605
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(b)	678	695,174
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	666	680,872
3.25%, 10/21/27 (Call 10/21/26)	669	693,960
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	970	962,579
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	485	502,184
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	1,097	1,140,178
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(b)	740	763,961
3.50%, 04/19/26	240	253,212
3.55%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.780%)(b)	325	332,407
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	717	750,111
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	809	848,188
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	460	483,929
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	660	699,059
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(a)(b)	100	103,276
3.88%, 08/01/25	403	428,816
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.190%)(b)	309	338,228
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	634	675,153
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	935	1,001,123

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 04/01/24	$1,000	$1,050,680
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.320%)(b)	503	550,247
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.150%)(b)	1,303	1,462,487
4.10%, 07/24/23	489	509,665
4.13%, 01/22/24	812	853,436
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(b)	723	813,708
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	853	926,392
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	749	864,421
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	510	594,048
4.88%, 04/01/44	250	305,877
5.00%, 01/21/44	572	708,016
5.88%, 02/07/42	373	502,077
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(b)	160	155,552
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(b)	431	421,643
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(b)	130	133,229
Bank of America N.A., 6.00%, 10/15/36	366	479,288
Bank of Montreal
0.40%, 09/15/23	20	19,700
0.45%, 12/08/23	143	140,389
0.51%, 01/10/25	500	500,360
0.63%, 07/09/24	515	501,600
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	435	415,107
1.25%, 09/15/26(a)	1,065	1,022,347
1.50%, 01/10/25	35	34,656
1.85%, 05/01/25(a)	242	241,681
2.50%, 06/28/24	150	153,050
Series E, 3.30%, 02/05/24(a)	433	448,047
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	100	98,398
0.75%, 01/28/26 (Call 12/28/25)	90	86,220
1.05%, 10/15/26 (Call 09/15/26)(a)	450	431,118
1.60%, 04/24/25 (Call 03/24/25)	609	604,378
1.65%, 07/14/28 (Call 05/14/28)	110	106,264
1.65%, 01/28/31 (Call 10/28/30)	55	51,805
1.80%, 07/28/31 (Call 04/28/31)(a)	380	356,619
2.05%, 01/26/27(a)	100	99,816
2.10%, 10/24/24	496	502,418
2.20%, 08/16/23 (Call 06/16/23)	513	520,090
2.45%, 08/17/26 (Call 05/17/26)	428	436,757
2.50%, 01/26/32	100	99,572
2.80%, 05/04/26 (Call 02/04/26)	447	461,228
3.00%, 10/30/28 (Call 07/30/28)	336	345,576
3.25%, 09/11/24 (Call 08/11/24)	376	391,232
3.25%, 05/16/27 (Call 02/16/27)	198	208,241
3.30%, 08/23/29 (Call 05/23/29)	365	381,998
3.40%, 05/15/24 (Call 04/15/24)	461	480,173
3.40%, 01/29/28 (Call 10/29/27)	443	470,727
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(a)(b)	436	461,646
3.45%, 08/11/23	245	252,842
3.50%, 04/28/23	326	335,291

Security	Par (000)	Value

Banks (continued)
3.85%, 04/28/28	$90	$98,213
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	501	521,526
Series G, 3.00%, 02/24/25 (Call 01/24/25)	523	542,074
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	510	501,049
Series J, 1.90%, 01/25/29 (Call 11/25/28)	330	320,816
Bank of Nova Scotia (The)
0.55%, 09/15/23	117	115,392
0.70%, 04/15/24	60	58,681
1.05%, 03/02/26	30	28,801
1.30%, 06/11/25	140	136,842
1.30%, 09/15/26 (Call 06/15/26)	535	514,108
1.35%, 06/24/26(a)	385	372,564
1.45%, 01/10/25(a)	500	494,565
1.63%, 05/01/23	510	512,152
1.95%, 02/01/23	554	559,307
1.95%, 02/02/27	500	490,920
2.15%, 08/01/31	355	338,297
2.20%, 02/03/25(a)	556	561,132
2.45%, 02/02/32	500	484,695
2.70%, 08/03/26	194	198,425
3.40%, 02/11/24	441	456,717
Barclays Bank PLC, 3.75%, 05/15/24	185	193,538
BNP Paribas SA, 3.25%, 03/03/23	480	490,622
BPCE SA
3.38%, 12/02/26	650	682,597
4.00%, 04/15/24	630	660,914
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	110	108,651
0.50%, 12/14/23	355	347,896
0.95%, 06/23/23	244	242,636
0.95%, 10/23/25	245	235,516
1.00%, 10/18/24	795	777,399
1.25%, 06/22/26	160	153,256
2.25%, 01/28/25	778	784,909
3.10%, 04/02/24	680	700,645
3.50%, 09/13/23	522	540,385
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	545	567,841
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	1,285	1,266,239
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	320	313,818
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	110	104,921
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	40	39,261
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	1,016	975,289
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	453	454,735
2.01%, 01/25/26 (Call 01/25/25)	360	359,701
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)(b)	640	616,659
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	1,495	1,449,672
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	1,478	1,440,710
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	1,106	1,086,158
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	300	280,752
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	1,013	1,020,243
3.06%, 01/25/33	1,250	1,261,625
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	1,598	1,641,753
3.20%, 10/21/26 (Call 07/21/26)	1,129	1,170,186
3.30%, 04/27/25	489	507,826
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	1,513	1,560,781
3.40%, 05/01/26	905	950,666
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	1,166	1,218,423

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	$1,254	$1,318,744
3.70%, 01/12/26	770	816,354
3.75%, 06/16/24	276	289,085
3.88%, 10/25/23	490	511,192
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(b)	521	563,691
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	644	682,814
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	240	256,644
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(b)	744	769,214
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	974	1,045,345
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	426	489,994
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)(b)	1,829	2,016,582
4.65%, 07/30/45	419	496,637
4.65%, 07/23/48 (Call 06/23/48).	1,113	1,342,055
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	640	802,714
5.88%, 01/30/42	495	660,236
8.13%, 07/15/39.	828	1,336,881
Comerica Bank, 2.50%, 07/23/24	5	5,103
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	573	591,090
4.00%, 02/01/29 (Call 11/03/28)	570	621,140
Cooperatieve Rabobank U.A., 5.25%, 05/24/41(a)	621	819,565
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	325	318,471
3.38%, 05/21/25	650	682,175
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	247,600
Credit Suisse AG/New York NY
0.50%, 02/02/24	85	83,100
1.00%, 05/05/23	365	363,752
1.25%, 08/07/26	1,025	976,558
2.95%, 04/09/25	825	847,894
3.63%, 09/09/24	1,075	1,122,633
Deutsche Bank AG/New York NY
0.90%, 05/28/24	20	19,603
1.69%, 03/19/26	145	141,807
Series E, 0.96%, 11/08/23	55	54,395
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	460	461,826
3.95%, 07/28/25 (Call 06/28/25)(a)	525	561,550
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(b)	315	316,783
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	140	137,816
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(b)	632	626,325
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	92	88,785
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	500	492,605
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	525	499,322
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	1,565	1,502,322
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	367	350,738
1.76%, 01/24/25 (Call 01/24/24)	300	299,400
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	715	695,831
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	55	50,691
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	1,592	1,507,513
2.60%, 02/07/30 (Call 11/07/29)(a)	906	889,085

Security	Par (000)	Value

Banks (continued)
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	$1,395	$1,351,615
2.64%, 02/24/28 (Call 02/24/27)	280	280,106
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	830	803,523
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	392	366,689
3.10%, 02/24/33 (Call 02/24/32)	555	558,091
3.20%, 02/23/23 (Call 01/23/23)(a)	254	259,255
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	947	916,810
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	1,112	1,144,237
3.44%, 02/24/43.	210	209,601
3.50%, 01/23/25 (Call 10/23/24)	1,179	1,225,747
3.50%, 04/01/25 (Call 03/01/25)	1,528	1,588,631
3.50%, 11/16/26 (Call 11/16/25)	1,306	1,359,298
3.63%, 02/20/24 (Call 01/20/24)	791	819,080
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	1,160	1,219,508
3.75%, 05/22/25 (Call 02/22/25)	954	999,344
3.75%, 02/25/26 (Call 11/25/25)	740	781,581
3.80%, 03/15/30 (Call 12/15/29)	963	1,024,045
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	613	647,739
3.85%, 07/08/24 (Call 04/08/24)	1,112	1,160,394
3.85%, 01/26/27 (Call 01/26/26)(a)	1,317	1,389,685
4.00%, 03/03/24	1,308	1,368,194
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	958	1,037,121
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	1,567	1,691,482
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	650	732,771
4.75%, 10/21/45 (Call 04/21/45)	710	849,444
4.80%, 07/08/44 (Call 01/08/44)	558	667,056
6.13%, 02/15/33	543	690,376
6.25%, 02/01/41	949	1,302,626
HSBC Bank USA N.A., 7.00%, 01/15/39	185	275,678
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(b)	500	492,350
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	615	600,345
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	345	330,482
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	1,878	1,836,214
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(b)	500	479,065
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	750	741,915
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	860	819,253
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	940	920,241
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	780	734,659
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	655	661,694
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	410	396,695
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	435	426,291
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)(b)	1,000	967,330
3.60%, 05/25/23	760	782,481
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	1,150	1,190,008
3.90%, 05/25/26	1,285	1,359,440
3.95%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 0.987%)(a)(b)	695	715,231
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(a)(b)	1,078	1,136,589
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	2,033	2,149,369

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	$865	$916,969
4.30%, 03/08/26	1,652	1,773,439
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	973	1,061,105
4.95%, 03/31/30	1,373	1,564,698
6.10%, 01/14/42	245	336,184
HSBC USA Inc., 3.50%, 06/23/24.	545	567,895
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	305	315,242
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	220	214,111
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	213	208,305
3.55%, 04/09/24	345	357,517
3.95%, 03/29/27	625	668,325
4.05%, 04/09/29	605	655,584
4.10%, 10/02/23	727	757,839
4.55%, 10/02/28	740	821,156
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(b)	50	48,796
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	65	64,167
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	59	58,592
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	85	82,606
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	265	259,244
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	80	76,036
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	110	104,994
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	615	589,207
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	50	50,030
1.56%, 12/10/25 (Call 12/10/24)(b)	700	689,262
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	825	798,179
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(b)	55	50,325
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(b)	394	365,167
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	360	358,258
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	115	110,558
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	1,180	1,176,082
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	326	320,272
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	440	443,054
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	785	765,901
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(b)	95	84,968
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	655	635,311
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	655	637,210
2.70%, 05/18/23 (Call 03/18/23)	727	738,872
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	815	810,868
2.95%, 10/01/26 (Call 07/01/26)	692	714,165
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	626	622,482
2.96%, 01/25/33	310	311,866
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)(b)	445	433,283
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	80	77,173
3.13%, 01/23/25 (Call 10/23/24).	865	895,491
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(b)	170	166,654
3.20%, 06/15/26 (Call 03/15/26)	700	727,923
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(b)	795	816,322
3.30%, 04/01/26 (Call 01/01/26)	633	661,004
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	1,005	1,008,427
3.38%, 05/01/23	199	204,078
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	205	214,133
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	798	836,902

Security	Par (000)	Value

Banks (continued)
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(b)	$742	$760,869
3.63%, 05/13/24	890	931,047
3.63%, 12/01/27 (Call 12/01/26)	252	265,303
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	736	778,997
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	649	687,109
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(b)	521	537,563
3.88%, 02/01/24	689	721,721
3.88%, 09/10/24	805	845,966
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	641	691,536
3.90%, 07/15/25 (Call 04/15/25)	657	697,202
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	465	505,706
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(a)(b)	60	63,743
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	875	959,140
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	640	686,144
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(b)	235	244,755
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	393	435,369
4.13%, 12/15/26	480	518,698
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	770	834,464
4.25%, 10/01/27	410	447,166
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	498	573,372
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)(b)	615	677,275
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	80	89,505
4.85%, 02/01/44(a)	268	330,321
4.95%, 06/01/45	435	528,973
5.40%, 01/06/42	354	452,214
5.50%, 10/15/40	350	451,381
5.60%, 07/15/41	423	557,742
5.63%, 08/16/43(a)	255	334,149
6.40%, 05/15/38	622	863,336
7.63%, 10/15/26	270	332,810
8.00%, 04/29/27	64	81,059
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	75	73,960
1.25%, 03/10/23	20	20,001
3.30%, 06/01/25	432	452,399
3.38%, 03/07/23	450	460,566
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23),
(1 year CMT + 0.550%)(b)	15	14,837
1.63%, 05/11/27 (Call 05/11/26)(b)	410	395,658
2.44%, 02/05/26 (Call 02/05/25)(b)	240	241,253
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	785	820,199
3.75%, 01/11/27	680	718,468
3.87%, 07/09/25 (Call 07/09/24)(b)	639	666,196
3.90%, 03/12/24	405	422,565

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.05%, 08/16/23	$728	$755,642
4.38%, 03/22/28	690	753,770
4.45%, 05/08/25	875	936,442
4.55%, 08/16/28	575	633,937
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	449	462,268
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	255	263,395
3.40%, 08/17/27	515	539,282
Mitsubishi UFJ Financial Group, 2.85%, 01/19/33	600	595,236
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	115	113,472
0.95%, 07/19/25 (Call 07/19/24)(b)	700	682,248
0.96%, 10/11/25 (Call 10/11/24)(b)	425	412,951
1.41%, 07/17/25	815	795,081
1.54%, 07/20/27 (Call 07/20/26)(b)	405	390,509
1.64%, 10/13/27 (Call 10/13/26)(b)	505	487,179
2.05%, 07/17/30	355	335,024
2.19%, 02/25/25	1,175	1,180,699
2.31%, 07/20/32 (Call 07/20/31)(b)	630	600,529
2.34%, 01/19/28	565	559,446
2.49%, 10/13/32 (Call 10/13/31)(b)	255	247,133
2.56%, 02/25/30(a)	649	637,805
2.76%, 09/13/26	360	366,052
2.80%, 07/18/24	430	439,868
3.20%, 07/18/29	755	775,460
3.29%, 07/25/27	622	648,920
3.41%, 03/07/24	688	711,798
3.46%, 03/02/23	243	248,839
3.68%, 02/22/27	702	744,815
3.74%, 03/07/29	810	863,509
3.75%, 07/18/39	630	677,855
3.76%, 07/26/23	368	380,508
3.78%, 03/02/25	209	219,335
3.85%, 03/01/26	505	535,648
3.96%, 03/02/28	542	583,989
4.05%, 09/11/28	651	708,353
4.15%, 03/07/39	161	182,972
4.29%, 07/26/38	130	149,847
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	500	493,670
1.23%, 05/22/27 (Call 05/22/26)(b)	385	365,885
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	210	208,820
1.55%, 07/09/27 (Call 07/09/26)(b)	700	672,259
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)(b)	215	200,146
2.17%, 05/22/32 (Call 05/22/31)(b)	320	301,405
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(b)	360	341,017
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	390	389,766
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	670	636,024
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	200	202,234
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(a)(b)	250	244,492
2.84%, 09/13/26	220	224,182
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(b)	325	326,290
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(b)	285	291,481
3.17%, 09/11/27	346	357,363
3.55%, 03/05/23	280	286,784
3.66%, 02/28/27.	617	651,947

Security	Par (000)	Value

Banks (continued)
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(b)	$205	$212,068
4.02%, 03/05/28	490	528,269
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	325	353,174
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(b)	160	158,710
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(b)	602	589,840
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	65	63,310
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	1,487	1,412,799
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	1,500	1,464,015
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	942	905,328
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	167	161,249
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	570	521,174
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	763	702,334
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	510	510,796
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	1,050	991,095
2.48%, 01/21/28 (Call 01/21/27)	970	967,623
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	550	531,949
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	1,146	1,135,617
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	1,298	1,318,781
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	105	96,507
2.94%, 01/21/33	345	345,624
3.13%, 07/27/26	1,428	1,477,166
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(b)	1,042	1,033,289
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	1,470	1,542,339
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	310	327,747
3.63%, 01/20/27(a)	1,503	1,586,852
3.70%, 10/23/24(a)	1,528	1,599,205
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(b)	1,497	1,537,539
3.75%, 02/25/23	901	927,552
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)(b)	1,057	1,121,614
3.88%, 01/27/26	1,566	1,661,463
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	899	976,422
4.00%, 07/23/25(a)	1,477	1,569,106
4.30%, 01/27/45	710	813,397
4.38%, 01/22/47	685	799,587
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	512	566,272
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 1.431%)(b)	420	482,609
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)(b)	826	1,160,001
6.25%, 08/09/26	630	734,057
6.38%, 07/24/42	787	1,127,653
7.25%, 04/01/32	846	1,169,443
Series F, 3.88%, 04/29/24(a)	1,626	1,699,902
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(b)	510	494,419
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	665	680,993
2.88%, 04/12/23	335	341,730
3.38%, 01/14/26	380	401,918
3.63%, 06/20/23	40	41,317
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	535	524,343
0.75%, 08/06/24	615	598,893

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.10%, 02/01/23	$390	$394,204
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	385	370,478
3.15%, 05/03/29 (Call 02/03/29)	575	604,555
3.65%, 08/03/28 (Call 05/03/28)	170	184,608
3.95%, 10/30/25(a)	560	601,199
PNC Bank N.A.
2.70%, 10/22/29	405	406,766
2.95%, 02/23/25 (Call 01/24/25)	270	279,561
3.10%, 10/25/27 (Call 09/25/27)	275	288,200
3.25%, 06/01/25 (Call 05/02/25)	235	245,530
3.25%, 01/22/28 (Call 12/23/27)	215	225,038
3.30%, 10/30/24 (Call 09/30/24)	440	458,898
3.80%, 07/25/23 (Call 06/25/23)	275	283,998
4.05%, 07/26/28	585	637,153
4.20%, 11/01/25 (Call 10/02/25)	290	312,153
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	95	100,258
2.50%, 08/27/24 (Call 07/27/24)	295	301,009
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	510	493,456
2.20%, 11/01/24 (Call 10/02/24)	441	447,073
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(b)	538	522,845
2.55%, 01/22/30 (Call 10/24/29)	355	354,581
2.60%, 07/23/26 (Call 05/23/26)	575	591,359
3.15%, 05/19/27 (Call 04/19/27)	520	547,212
3.45%, 04/23/29 (Call 01/23/29)(a)	521	555,105
3.50%, 01/23/24 (Call 12/23/23)	750	777,045
3.90%, 04/29/24 (Call 03/29/24)	417	436,591
Royal Bank of Canada
0.43%, 01/19/24	130	127,381
0.50%, 10/26/23(a)	611	601,945
0.65%, 07/29/24	977	951,725
0.75%, 10/07/24	800	778,008
0.88%, 01/20/26	15	14,354
1.15%, 06/10/25	747	728,280
1.15%, 07/14/26	705	677,653
1.20%, 04/27/26	870	838,402
1.40%, 11/02/26	350	338,072
1.60%, 04/17/23	515	517,632
2.05%, 01/21/27	1,000	989,880
2.25%, 11/01/24	743	752,466
2.30%, 11/03/31	435	419,022
2.55%, 07/16/24	230	234,542
3.70%, 10/05/23	941	977,398
4.65%, 01/27/26(a)	313	342,265
Santander UK PLC, 4.00%, 03/13/24	1,125	1,178,831
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	200	196,448
2.20%, 03/03/31	387	372,964
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	413	420,137
2.40%, 01/24/30	380	378,811
2.65%, 05/19/26	330	341,177
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(b)	240	243,019
3.10%, 05/15/23	481	492,722
3.30%, 12/16/24	628	657,654
3.55%, 08/18/25	334	353,449
3.70%, 11/20/23	654	681,108
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(b)	210	218,595

Security	Par (000)	Value

Banks (continued)
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	$395	$436,949
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	495	512,731
3.95%, 01/10/24	285	298,073
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	520	498,586
1.47%, 07/08/25	275	268,716
1.71%, 01/12/31	780	713,279
1.90%, 09/17/28	520	495,316
2.22%, 09/17/31	405	383,932
2.30%, 01/12/41	275	241,904
2.35%, 01/15/25	815	824,258
2.45%, 09/27/24	67	67,957
2.47%, 01/14/29(a)	215	213,033
2.63%, 07/14/26	914	929,511
2.70%, 07/16/24	265	270,427
2.72%, 09/27/29	300	298,836
2.75%, 01/15/30	800	797,024
3.01%, 10/19/26	760	784,784
3.04%, 07/16/29	1,084	1,102,959
3.05%, 01/14/42	300	293,748
3.35%, 10/18/27	465	486,116
3.36%, 07/12/27(a)	839	880,682
3.45%, 01/11/27(a)	802	841,081
3.54%, 01/17/28	455	480,321
3.75%, 07/19/23	510	526,983
3.78%, 03/09/26	304	322,331
3.94%, 10/16/23	349	363,089
3.94%, 07/19/28	216	232,816
4.31%, 10/16/28(a)	215	236,616
Svenska Handelsbanken AB, 3.90%, 11/20/23	280	292,925
Toronto Dominion Bank, 2.45%, 01/12/32	400	391,588
Toronto-Dominion Bank (The)
0.30%, 06/02/23	25	24,699
0.45%, 09/11/23	270	266,266
0.55%, 03/04/24	35	34,288
0.70%, 09/10/24	75	73,154
0.75%, 06/12/23	160	158,986
0.75%, 09/11/25	522	499,679
0.75%, 01/06/26	817	779,581
1.15%, 06/12/25(a)	645	628,765
1.20%, 06/03/26	470	452,934
1.25%, 12/13/24(a)	200	197,302
1.25%, 09/10/26	110	105,617
1.45%, 01/10/25	800	791,488
1.95%, 01/12/27	800	789,152
2.00%, 09/10/31(a)	315	298,412
2.65%, 06/12/24	690	705,973
3.25%, 03/11/24	666	689,403
3.50%, 07/19/23	908	937,256
3.63%, 09/15/31 (Call 09/15/26)(b)	347	364,416
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	225	225,356
1.50%, 03/10/25 (Call 02/10/25)	215	213,231
2.15%, 12/06/24 (Call 11/05/24)	50	50,582
2.25%, 03/11/30 (Call 12/11/29)	512	495,473
2.64%, 09/17/29 (Call 09/17/24)(b)	387	393,653
2.75%, 05/01/23 (Call 04/01/23)	256	260,506
3.00%, 02/02/23 (Call 01/02/23)	234	238,060

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 04/01/24 (Call 03/01/24)	$383	$396,007
3.30%, 05/15/26 (Call 04/15/26)	30	31,301
3.63%, 09/16/25 (Call 08/16/25)	695	731,050
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(b)	185	191,081
3.80%, 10/30/26 (Call 09/30/26)	302	322,950
4.05%, 11/03/25 (Call 09/03/25)	184	197,533
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	405	380,988
1.20%, 08/05/25 (Call 07/03/25)	55	53,742
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	857	829,045
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(b)	605	580,322
1.95%, 06/05/30 (Call 03/05/30)(a)	263	251,410
2.20%, 03/16/23 (Call 02/13/23)	503	507,955
2.50%, 08/01/24 (Call 07/01/24)	460	468,837
2.85%, 10/26/24 (Call 09/26/24)(a)	880	907,139
3.70%, 06/05/25 (Call 05/05/25)	405	427,704
3.75%, 12/06/23 (Call 11/06/23)	85	88,464
3.88%, 03/19/29 (Call 02/16/29)	448	482,747
4.00%, 05/01/25 (Call 03/01/25)	507	538,505
U.S. Bancorp, 2.22%, 01/27/28 (Call 01/27/27)	100	99,922
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	135	122,996
1.45%, 05/12/25 (Call 04/11/25)	954	942,972
2.40%, 07/30/24 (Call 06/28/24)	857	873,532
2.49%, 11/03/36 (Call 11/03/31)(b)	365	350,188
3.00%, 07/30/29 (Call 04/30/29)	372	381,910
3.10%, 04/27/26 (Call 03/27/26)	548	570,550
3.38%, 02/05/24 (Call 01/05/24)	586	607,155
3.60%, 09/11/24 (Call 08/11/24)	677	708,805
3.70%, 01/30/24 (Call 12/29/23)	342	357,219
3.90%, 04/26/28 (Call 03/24/28)	690	752,176
3.95%, 11/17/25 (Call 10/17/25)	465	498,410
Series V, 2.38%, 07/22/26 (Call 06/22/26)	789	803,541
Series X, 3.15%, 04/27/27 (Call 03/27/27)	664	698,355
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	150	151,434
2.80%, 01/27/25 (Call 12/27/24)	464	478,078
3.40%, 07/24/23 (Call 06/23/23)	485	499,317
US Bancorp, 2.68%, 01/27/33	100	100,424
Wachovia Corp., 5.50%, 08/01/35	360	441,432
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(b)	500	488,255
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(b)	1,165	1,166,654
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(b)	1,105	1,105,442
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	725	725,391
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	695	689,336
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	605	609,580
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	515	507,661
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)(b)	1,190	1,196,973
3.00%, 02/19/25	1,137	1,169,427
3.00%, 04/22/26	1,339	1,377,309
3.00%, 10/23/26	1,140	1,172,182
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(b)	1,218	1,182,203
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	1,217	1,259,084
3.30%, 09/09/24	990	1,026,382
3.55%, 09/29/25	813	853,309

Security	Par (000)	Value

Banks (continued)
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(b)	$1,159	$1,217,715
3.75%, 01/24/24 (Call 12/22/23)	914	950,743
3.90%, 05/01/45(a)	640	695,360
4.10%, 06/03/26	829	885,496
4.13%, 08/15/23	391	406,253
4.15%, 01/24/29 (Call 10/24/28)	1,035	1,125,759
4.30%, 07/22/27	971	1,055,739
4.40%, 06/14/46	865	963,792
4.48%, 01/16/24(a)	231	243,827
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	1,016	1,140,765
4.65%, 11/04/44	837	954,481
4.75%, 12/07/46	856	999,491
4.90%, 11/17/45	788	929,084
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)(b)	1,977	2,531,193
5.38%, 11/02/43	800	988,808
5.61%, 01/15/44	610	778,842
Wells Fargo Bank N.A.
5.85%, 02/01/37	330	426,205
5.95%, 08/26/36	650	835,445
6.60%, 01/15/38	348	486,838
Westpac Banking Corp.
1.02%, 11/18/24	200	196,666
1.15%, 06/03/26	105	101,547
1.95%, 11/20/28	300	291,225
2.15%, 06/03/31	440	427,227
2.35%, 02/19/25	223	226,847
2.65%, 01/16/30	295	298,873
2.70%, 08/19/26	505	520,423
2.85%, 05/13/26	535	554,415
3.30%, 02/26/24	826	858,107
3.35%, 03/08/27	590	624,208
3.40%, 01/25/28	580	615,223
3.65%, 05/15/23	568	586,023
		370,706,482
Beverages — 2.3%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	320	383,853
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	100	93,552
1.38%, 03/15/31	184	167,742
1.45%, 06/01/27(a)	230	223,675
1.50%, 03/05/28	251	241,956
1.65%, 06/01/30	820	770,734
1.75%, 09/06/24	274	276,304
2.00%, 03/05/31	270	259,581
2.13%, 09/06/29	598	589,951
2.25%, 01/05/32	1,415	1,386,601
2.50%, 06/01/40	434	406,050
2.50%, 03/15/51	208	185,417
2.60%, 06/01/50	670	611,770
2.75%, 06/01/60	497	452,429
2.88%, 05/05/41(a)	435	424,673
2.90%, 05/25/27(a)	494	516,225
3.00%, 03/05/51	1,124	1,104,802
3.38%, 03/25/27	331	351,999
3.45%, 03/25/30	550	590,821
4.20%, 03/25/50	95	112,923
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	150	137,379
2.75%, 01/22/30 (Call 10/22/29)	90	89,384

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
5.25%, 11/26/43	$370	$468,857
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	425	416,980
2.00%, 04/29/30 (Call 01/29/30)	510	488,600
2.13%, 10/24/24 (Call 09/24/24)	480	484,814
2.13%, 04/29/32 (Call 01/29/32)	375	358,358
2.38%, 07/01/29 (Call 07/24/29)	390	386,712
2.63%, 04/29/23 (Call 01/29/23)	815	827,323
3.88%, 05/18/28 (Call 02/18/28)	10	10,932
3.88%, 04/29/43 (Call 10/29/42)(a)	286	318,427
5.88%, 09/30/36	329	440,778
Diageo Investment Corp., 4.25%, 05/11/42(a)	248	286,862
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	930	927,768
PepsiCo Inc.
0.40%, 10/07/23	345	340,367
0.75%, 05/01/23	502	500,153
1.40%, 02/25/31 (Call 11/25/30)	595	550,042
1.63%, 05/01/30 (Call 02/01/30)	495	467,196
1.95%, 10/21/31 (Call 07/21/31)	545	525,222
2.25%, 03/19/25 (Call 02/19/25)	964	979,896
2.38%, 10/06/26 (Call 07/06/26)(a)	202	206,723
2.63%, 03/19/27 (Call 01/19/27)	135	139,073
2.63%, 07/29/29 (Call 04/29/29)	483	495,133
2.63%, 10/21/41 (Call 04/21/41)	295	280,663
2.75%, 03/01/23	785	800,857
2.75%, 04/30/25 (Call 01/30/25)	722	744,173
2.75%, 03/19/30 (Call 12/19/29)	922	945,207
2.75%, 10/21/51 (Call 04/21/51)	630	598,576
2.85%, 02/24/26 (Call 11/24/25)	547	567,523
2.88%, 10/15/49 (Call 04/15/49)(a)	615	599,397
3.00%, 10/15/27 (Call 07/15/27)(a)	118	124,110
3.38%, 07/29/49 (Call 01/29/49)	249	261,759
3.45%, 10/06/46 (Call 04/06/46)	361	381,898
3.50%, 07/17/25 (Call 04/17/25)	386	407,581
3.60%, 03/01/24 (Call 12/01/23)	561	584,169
3.63%, 03/19/50 (Call 09/19/49)	324	358,308
4.00%, 05/02/47 (Call 11/02/46)(a)	200	231,906
7.00%, 03/01/29	50	66,563
		25,950,727
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	470	463,970
1.85%, 05/15/27 (Call 03/15/27)	431	427,686
2.05%, 05/15/30 (Call 02/15/30)(a)	505	491,789
2.70%, 05/15/40 (Call 11/15/39)	442	420,545
2.80%, 05/15/50 (Call 11/15/49)(a)	453	427,890
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	345	313,222
1.65%, 02/01/27 (Call 01/01/27)(a)	220	215,947
2.13%, 02/01/32 (Call 11/01/31)(a)	400	384,080
2.13%, 08/15/50 (Call 02/15/50)(a)	115	93,664
2.70%, 11/01/26 (Call 08/01/26)	320	331,376
2.70%, 12/15/51 (Call 06/15/51)	215	194,786
2.75%, 08/18/55 (Call 02/18/55)	295	264,638
3.25%, 12/01/27 (Call 09/01/27)(a)	202	214,393
4.80%, 03/24/30 (Call 12/24/29)	357	417,754
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	238	236,508
2.30%, 07/15/30 (Call 04/15/30)	277	271,294

Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	$585	$529,595
2.70%, 02/21/23 (Call 11/21/22)(a)	348	353,150
3.20%, 01/30/26 (Call 10/30/25)(a)	396	414,798
3.55%, 11/07/42 (Call 05/07/42)	82	88,345
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	110	106,047
3.75%, 03/15/28 (Call 12/15/27)	558	605,023
		7,266,500
Commercial Services — 0.8%
American University (The), Series 2019, 3.67%, 04/01/49	103	113,471
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	661	603,777
1.70%, 05/15/28 (Call 03/15/28)	110	107,073
3.38%, 09/15/25 (Call 06/15/25)	821	866,040
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	140	142,810
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	185	190,929
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	218	233,437
Duke University, Series 2020, 2.83%, 10/01/55	90	88,844
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	75	71,571
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	71	83,527
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	394	454,767
Massachusetts Institute of Technology
3.89%, 07/01/2116	308	358,946
4.68%, 07/01/2114	260	359,900
5.60%, 07/01/2111(a)	283	455,729
Series F, 2.99%, 07/01/50 (Call 01/01/50)	45	46,685
Northwestern University, 4.64%, 12/01/44	254	320,169
PayPal Holdings Inc.
1.35%, 06/01/23	145	145,255
1.65%, 06/01/25 (Call 05/01/25)(a)	105	104,263
2.30%, 06/01/30 (Call 03/01/30)	545	535,223
2.40%, 10/01/24 (Call 09/01/24)	10	10,189
2.65%, 10/01/26 (Call 08/01/26)(a)	25	25,646
2.85%, 10/01/29 (Call 07/01/29)	590	603,771
3.25%, 06/01/50 (Call 12/01/49)(a)	365	363,628
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	251	239,866
3.15%, 07/15/46 (Call 01/15/46)(a)	324	343,301
3.30%, 07/15/56 (Call 01/15/56)	260	283,769
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	60	55,738
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	413	326,452
2.50%, 12/01/29 (Call 09/01/29)	320	319,760
2.95%, 01/22/27 (Call 10/22/26)	258	267,492
3.25%, 12/01/49 (Call 06/01/49)	154	152,814
4.00%, 06/15/25 (Call 03/15/25)	312	332,168
Trustees of Princeton University (The)
5.70%, 03/01/39	244	339,082
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	179	167,270
University of Southern California, 3.03%, 10/01/39	409	421,732
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	18	17,492

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	$105	$99,675
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	70	65,414
		9,717,675
Computers — 4.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	105	100,616
0.70%, 02/08/26 (Call 01/08/26)	310	297,516
0.75%, 05/11/23	33	32,879
1.13%, 05/11/25 (Call 04/11/25)	1,207	1,185,878
1.20%, 02/08/28 (Call 12/08/27)	1,078	1,019,400
1.25%, 08/20/30 (Call 05/20/30)	105	95,689
1.40%, 08/05/28 (Call 06/05/28)	610	579,976
1.65%, 05/11/30 (Call 02/11/30)	283	266,951
1.65%, 02/08/31 (Call 11/08/30)	890	835,007
1.70%, 08/05/31 (Call 05/05/31)	650	610,675
1.80%, 09/11/24 (Call 08/11/24)	296	298,486
2.05%, 09/11/26 (Call 07/11/26)	725	728,654
2.20%, 09/11/29 (Call 06/11/29)	652	647,560
2.38%, 02/08/41 (Call 08/08/40)(a)	685	616,870
2.40%, 05/03/23	1,602	1,628,449
2.40%, 08/20/50 (Call 02/20/50)	15	12,984
2.45%, 08/04/26 (Call 05/04/26)	1,085	1,109,282
2.50%, 02/09/25	716	732,998
2.55%, 08/20/60 (Call 02/20/60)	145	124,358
2.65%, 05/11/50 (Call 11/11/49)	112	101,838
2.65%, 02/08/51 (Call 08/08/50)	727	660,138
2.70%, 08/05/51 (Call 02/05/51)	275	252,412
2.75%, 01/13/25 (Call 11/13/24)	932	962,504
2.80%, 02/08/61 (Call 08/08/60)	1,155	1,043,231
2.85%, 02/23/23 (Call 12/23/22)	661	672,739
2.85%, 05/11/24 (Call 03/11/24)	803	826,335
2.85%, 08/05/61 (Call 02/05/61)	1,005	913,997
2.90%, 09/12/27 (Call 06/12/27)(a)	825	857,340
2.95%, 09/11/49 (Call 03/11/49)	630	605,008
3.00%, 02/09/24 (Call 12/09/23)	793	816,853
3.00%, 06/20/27 (Call 03/20/27)	481	504,122
3.00%, 11/13/27 (Call 08/13/27)	699	729,735
3.20%, 05/13/25	923	965,467
3.20%, 05/11/27 (Call 02/11/27)	957	1,006,869
3.25%, 02/23/26 (Call 11/23/25)	1,281	1,343,333
3.35%, 02/09/27 (Call 11/09/26)	973	1,030,650
3.45%, 05/06/24	1,091	1,138,459
3.45%, 02/09/45	839	873,676
3.75%, 09/12/47 (Call 03/12/47)	485	529,140
3.75%, 11/13/47 (Call 05/13/47)	532	581,088
3.85%, 05/04/43	1,204	1,330,878
3.85%, 08/04/46 (Call 02/04/46)	915	1,010,736
4.25%, 02/09/47 (Call 08/09/46)	428	502,309
4.38%, 05/13/45	865	1,031,063
4.45%, 05/06/44	404	484,445
4.50%, 02/23/36 (Call 08/23/35)	673	805,817
4.65%, 02/23/46 (Call 08/23/45)	1,622	2,003,235
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	30	29,190
1.95%, 05/15/30 (Call 02/15/30)(a)	205	194,350
2.85%, 05/15/40 (Call 11/15/39)	258	241,153
2.95%, 05/15/50 (Call 11/15/49)	395	362,883
3.00%, 05/15/24	1,328	1,369,208
3.30%, 05/15/26	990	1,035,807
3.30%, 01/27/27	465	489,045

Security	Par (000)	Value

Computers (continued)
3.38%, 08/01/23	$626	$645,394
3.45%, 02/19/26(a)	838	880,327
3.50%, 05/15/29	210	221,743
3.63%, 02/12/24	972	1,011,726
4.00%, 06/20/42	505	549,829
4.15%, 05/15/39	940	1,026,536
4.25%, 05/15/49	1,265	1,430,373
4.70%, 02/19/46	345	420,255
5.60%, 11/30/39	389	502,113
5.88%, 11/29/32	537	682,699
7.00%, 10/30/25	499	587,612
		46,187,888
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
1.95%, 02/01/23	383	387,240
3.25%, 03/15/24	42	43,673
3.70%, 08/01/47 (Call 02/01/47).	258	299,603
4.00%, 08/15/45(a)	292	346,645
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	25	23,932
2.00%, 12/01/24 (Call 11/01/24)	447	451,707
2.38%, 12/01/29 (Call 09/01/29)	445	444,301
2.60%, 04/15/30 (Call 01/15/30)	65	65,636
3.13%, 12/01/49 (Call 06/01/49)(a)	124	127,012
3.15%, 03/15/27 (Call 12/15/26)	478	502,024
4.15%, 03/15/47 (Call 09/15/46)	200	236,134
Procter & Gamble Co., 2.30%, 02/01/32	500	498,555
Procter & Gamble Co. (The)
0.55%, 10/29/25.	375	359,494
1.00%, 04/23/26(a)	365	354,145
1.20%, 10/29/30	595	546,305
1.95%, 04/23/31	605	588,840
2.45%, 11/03/26	561	577,028
2.70%, 02/02/26	624	648,448
2.80%, 03/25/27	352	364,806
2.85%, 08/11/27(a)	568	593,151
3.00%, 03/25/30	850	894,081
3.10%, 08/15/23	570	587,243
3.55%, 03/25/40	10	11,069
Unilever Capital Corp.
0.38%, 09/14/23	30	29,554
1.75%, 08/12/31 (Call 05/12/31)(a)	580	539,870
2.00%, 07/28/26(a)	325	324,386
2.13%, 09/06/29 (Call 06/06/29)(a)	15	14,657
2.60%, 05/05/24 (Call 03/05/24)	750	764,947
2.90%, 05/05/27 (Call 02/05/27)	300	310,578
3.10%, 07/30/25	275	285,849
3.25%, 03/07/24 (Call 02/07/24)	513	529,780
3.50%, 03/22/28 (Call 12/22/27)(a)	195	207,817
5.90%, 11/15/32	633	812,601
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	480	433,142
		13,204,253
Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	279	279,924
4.60%, 06/15/45 (Call 12/15/44)	397	476,471
		756,395

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 3.4%
American Express Co.
0.75%, 11/03/23	$30	$29,713
1.65%, 11/04/26 (Call 10/04/26)	100	97,951
2.50%, 07/30/24 (Call 06/30/24)	835	851,850
3.00%, 10/30/24 (Call 09/29/24)	994	1,025,997
3.13%, 05/20/26 (Call 04/20/26)	455	473,573
3.30%, 05/03/27 (Call 04/03/27)(c)	879	917,896
3.40%, 02/27/23 (Call 01/27/23)	926	948,029
3.40%, 02/22/24 (Call 01/22/24)	585	605,604
3.63%, 12/05/24 (Call 11/04/24)(a)	501	525,188
3.70%, 08/03/23 (Call 07/03/23)	1,100	1,136,916
4.05%, 12/03/42	419	472,360
4.20%, 11/06/25 (Call 10/06/25)	280	302,383
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	415	429,106
3.00%, 04/02/25 (Call 03/02/25)	260	267,740
3.70%, 10/15/24	530	557,544
4.00%, 10/15/23	529	551,773
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	260	246,371
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	95	93,094
3.50%, 03/30/51 (Call 09/30/50)	87	86,210
3.90%, 01/25/28 (Call 10/25/27)	481	516,608
4.00%, 04/01/24 (Call 02/01/24)	205	214,125
4.25%, 06/02/26 (Call 03/02/26)	171	184,971
4.35%, 04/15/30 (Call 01/15/30)	531	581,817
4.70%, 09/20/47 (Call 03/20/47)	502	587,285
4.85%, 03/29/29 (Call 12/29/28)	505	566,570
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	289	283,552
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	170	155,727
3.65%, 01/12/27 (Call 10/12/26)	444	474,303
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	77	75,833
0.90%, 03/11/26 (Call 02/11/26)	406	390,203
1.15%, 05/13/26 (Call 04/13/26)	335	324,196
1.65%, 03/11/31 (Call 12/11/30)(a)	430	399,092
1.95%, 12/01/31 (Call 09/01/31)	15	14,190
2.00%, 03/20/28 (Call 01/20/28)	21	20,681
2.30%, 05/13/31 (Call 02/13/31)	445	433,385
2.75%, 10/01/29 (Call 07/01/29)	45	45,758
3.20%, 03/02/27 (Call 12/02/26)	550	575,536
3.20%, 01/25/28 (Call 10/25/27)	455	478,037
3.25%, 05/22/29 (Call 02/22/29)	316	330,861
3.30%, 04/01/27 (Call 01/01/27)	568	598,439
3.55%, 02/01/24 (Call 01/01/24)	339	352,560
3.63%, 04/01/25 (Call 01/01/25)	513	538,629
3.85%, 05/21/25 (Call 03/21/25)	576	609,494
4.00%, 02/01/29 (Call 11/01/28)	462	506,911
4.20%, 03/24/25 (Call 02/24/25)	278	298,094
4.63%, 03/22/30 (Call 12/22/29)(a)	296	340,894
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	107	110,963
3.75%, 06/15/28 (Call 03/15/28)(a)	242	262,161
4.15%, 06/15/48 (Call 12/15/47)(a)	335	400,704
5.30%, 09/15/43 (Call 03/15/43)	407	538,188
Credit Suisse USA Inc., 7.13%, 07/15/32	396	544,963
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	125	114,220

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	$1,000	$913,490
2.10%, 06/15/30 (Call 03/15/30)	20	19,137
3.00%, 06/15/50 (Call 12/15/49)	500	470,245
3.00%, 09/15/60 (Call 03/15/60)	1,000	899,400
4.25%, 09/21/48 (Call 03/21/48)	300	344,700
Invesco Finance PLC
3.75%, 01/15/26	157	166,938
4.00%, 01/30/24	367	383,214
Legg Mason Inc., 5.63%, 01/15/44	328	428,493
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	150	145,467
2.00%, 03/03/25 (Call 02/03/25)	343	346,348
2.00%, 11/18/31 (Call 08/18/31)	305	293,904
2.95%, 11/21/26 (Call 08/21/26)	611	640,242
2.95%, 06/01/29 (Call 03/01/29)	721	751,650
2.95%, 03/15/51 (Call 09/15/50)	233	227,499
3.30%, 03/26/27 (Call 01/26/27)	643	681,599
3.35%, 03/26/30 (Call 12/26/29)(a)	672	718,811
3.38%, 04/01/24	84	87,419
3.50%, 02/26/28 (Call 11/26/27)(a)	145	155,333
3.65%, 06/01/49 (Call 12/01/48)	500	544,090
3.80%, 11/21/46 (Call 05/21/46)	281	312,239
3.85%, 03/26/50 (Call 09/26/49)	581	654,607
3.95%, 02/26/48 (Call 08/26/47)	310	353,558
ORIX Corp.
2.25%, 03/09/31	50	48,535
3.25%, 12/04/24(a)	351	362,797
3.70%, 07/18/27	265	282,501
4.05%, 01/16/24	89	92,790
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	197	184,410
1.10%, 02/15/31 (Call 11/15/30)	520	467,553
1.90%, 04/15/27 (Call 02/15/27)	884	878,625
2.00%, 08/15/50 (Call 02/15/50)	793	644,170
2.05%, 04/15/30 (Call 01/15/30)	701	685,641
2.70%, 04/15/40 (Call 10/15/39)	536	516,538
2.75%, 09/15/27 (Call 06/15/27)	312	323,229
3.15%, 12/14/25 (Call 09/14/25)	709	743,628
3.65%, 09/15/47 (Call 03/15/47)	388	420,864
4.15%, 12/14/35 (Call 06/14/35)	757	866,886
4.30%, 12/14/45 (Call 06/14/45)	1,416	1,667,099
		39,211,897
Electric — 5.9%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	305	324,608
Series M, 3.65%, 04/01/50 (Call 10/01/49)	315	329,840
Series N, 2.75%, 08/15/51 (Call 02/15/51)	150	134,841
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	100	93,093
3.13%, 07/15/51 (Call 01/15/51)(a)	50	47,792
3.45%, 10/01/49 (Call 04/01/49)	300	303,012
3.75%, 03/01/45 (Call 09/01/44)	425	448,919
6.00%, 03/01/39.	262	350,815
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	115	105,159
Series A, 4.30%, 07/15/48 (Call 01/15/48)	307	351,874
Series B, 3.70%, 12/01/47 (Call 06/01/47)	364	380,886
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	231	250,032
4.50%, 03/15/49 (Call 09/15/48)	250	304,133

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Appalachian Power Co
7.00%, 04/01/38	$270	$373,791
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	299	294,778
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	90	92,188
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	371	352,380
4.35%, 11/15/45 (Call 05/15/45)	25	27,514
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	145	141,189
3.50%, 08/15/46 (Call 02/15/46)	320	326,797
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	645	593,619
2.85%, 05/15/51 (Call 11/15/50)	715	641,991
3.25%, 04/15/28 (Call 01/15/28)(a)	294	308,706
3.70%, 07/15/30 (Call 04/15/30)	60	64,777
3.75%, 11/15/23 (Call 08/15/23)(a)	191	197,809
3.80%, 07/15/48 (Call 01/15/48)(a)	355	372,122
4.05%, 04/15/25 (Call 03/15/25)	61	65,045
4.25%, 10/15/50 (Call 04/15/50)	585	664,408
4.45%, 01/15/49 (Call 07/15/48)	387	444,435
4.50%, 02/01/45 (Call 08/01/44)	214	243,429
5.15%, 11/15/43 (Call 05/15/43)	380	462,768
5.95%, 05/15/37(a)	300	391,257
6.13%, 04/01/36	736	966,949
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	155	163,251
4.50%, 04/01/44 (Call 10/01/43)	339	401,461
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	323	380,969
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	138	141,999
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	238	243,531
3.00%, 03/01/50 (Call 09/01/49)	355	336,387
3.65%, 06/15/46 (Call 12/15/45)(a)	212	223,001
3.70%, 08/15/28 (Call 05/15/28)	238	254,543
4.00%, 03/01/48 (Call 09/01/47)	385	426,907
5.90%, 03/15/36	55	72,917
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	356	380,062
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	326	315,304
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	150	137,310
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	200	227,986
Series A, 3.20%, 03/15/27 (Call 12/15/26)	295	307,974
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	475	462,745
3.60%, 06/15/61 (Call 12/15/60)(a)	450	449,046
3.70%, 11/15/59 (Call 05/15/59)	90	89,963
3.85%, 06/15/46 (Call 12/15/45)	215	220,612
3.95%, 03/01/43 (Call 09/01/42)	447	464,044
4.45%, 03/15/44 (Call 09/15/43)	543	609,371
4.50%, 12/01/45 (Call 06/01/45)	353	393,906
4.50%, 05/15/58 (Call 11/15/57)	250	285,299
4.63%, 12/01/54 (Call 06/01/54)	198	235,018
Series 07-A, 6.30%, 08/15/37(a)	147	196,117
Series 08-B, 6.75%, 04/01/38	291	406,335
Series 09-C, 5.50%, 12/01/39	266	330,425
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	350	362,065
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	213	223,620
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	394	428,089
Series A, 4.13%, 05/15/49 (Call 11/15/48)	303	329,764
Series C, 3.00%, 12/01/60 (Call 06/01/60)	150	132,102

Security	Par (000)	Value

Electric (continued)
Series C, 4.30%, 12/01/56 (Call 06/01/56)	$295	$330,017
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	290	317,602
Series E, 4.65%, 12/01/48 (Call 06/01/48)(a)	197	230,145
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	168	137,834
3.10%, 08/15/50 (Call 02/15/50)	305	301,581
3.50%, 08/01/51 (Call 02/01/51)	287	303,307
4.05%, 05/15/48 (Call 11/15/47)	230	261,009
4.35%, 04/15/49 (Call 10/15/48)	253	300,890
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	320	330,589
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	179	240,046
6.05%, 01/15/38	255	344,225
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	330	322,374
2.95%, 03/01/50 (Call 09/01/49)	272	259,961
3.70%, 03/15/45 (Call 09/15/44)	226	239,474
3.95%, 03/01/49 (Call 09/01/48)	315	354,703
Series A, 1.90%, 04/01/28 (Call 02/01/28)	158	153,524
Series A, 4.05%, 05/15/48 (Call 11/15/47)	180	206,195
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	285	286,268
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	260	256,859
2.50%, 03/15/23 (Call 01/15/23)	59	59,825
2.55%, 04/15/31 (Call 01/15/31)(a)	59	58,589
2.95%, 12/01/26 (Call 09/01/26)	170	176,973
3.05%, 03/15/23 (Call 02/15/23)(a)	245	249,841
3.20%, 08/15/49 (Call 02/15/49)(a)	180	177,687
3.70%, 12/01/47 (Call 06/01/47)	305	320,900
3.75%, 06/01/45 (Call 12/01/44)	267	280,740
3.88%, 03/15/46 (Call 09/15/45)	290	311,997
3.95%, 11/15/28 (Call 08/15/28)	300	327,255
3.95%, 03/15/48 (Call 09/15/47)	267	290,744
4.00%, 09/30/42 (Call 03/30/42)	285	310,117
4.25%, 12/15/41 (Call 06/15/41)	271	301,371
5.30%, 02/15/40	381	476,745
6.00%, 01/15/38	97	129,211
6.05%, 04/15/38	280	367,254
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	280	262,136
2.40%, 12/15/31 (Call 09/15/31)	110	107,595
2.50%, 12/01/29 (Call 09/01/29)	425	423,682
3.00%, 12/15/51 (Call 06/15/51)	45	42,405
3.20%, 01/15/27 (Call 10/15/26)(a)	212	222,017
3.40%, 10/01/46 (Call 04/01/46)(a)	260	258,006
3.80%, 07/15/28 (Call 04/15/28)	235	252,456
6.35%, 09/15/37	209	284,930
6.40%, 06/15/38	460	636,622
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	215	191,834
3.75%, 05/15/46 (Call 11/15/45)(a)	180	193,770
6.35%, 08/15/38	251	337,959
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	240	232,889
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	50	47,247
2.50%, 08/15/50 (Call 02/15/50)(a)	288	249,713
3.25%, 08/15/25 (Call 05/15/25)	265	276,000
3.45%, 03/15/29 (Call 12/15/28)	320	338,250
3.60%, 09/15/47 (Call 03/15/47)	195	203,165

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 09/01/28 (Call 06/01/28)	$139	$148,790
4.10%, 05/15/42 (Call 11/15/41)	255	278,590
4.10%, 03/15/43 (Call 09/15/42)	226	249,631
4.15%, 12/01/44 (Call 06/01/44)	225	246,395
4.20%, 08/15/45 (Call 02/15/45)	285	317,858
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	347	306,276
3.50%, 04/01/26 (Call 01/01/26)	490	517,283
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 03/03/22)(a)	170	167,805
0.95%, 10/01/24 (Call 10/01/22)	100	97,946
2.35%, 06/15/32 (Call 03/15/32)	45	43,119
2.90%, 03/15/51 (Call 09/15/50)	335	307,125
3.10%, 06/15/41 (Call 12/15/40)	85	82,618
4.00%, 03/15/33 (Call 12/15/32)	327	362,156
4.20%, 09/01/48 (Call 03/01/48)	398	448,661
4.20%, 04/01/50 (Call 10/01/49)	238	268,390
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	270	272,905
4.13%, 03/01/42 (Call 09/01/41)	286	314,840
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	293	296,885
2.85%, 04/01/25 (Call 03/01/25)(a)	493	507,307
2.88%, 12/04/51 (Call 06/04/51)	405	385,799
3.13%, 12/01/25 (Call 06/01/25)	341	355,619
3.15%, 10/01/49 (Call 04/01/49)(a)	379	377,636
3.25%, 06/01/24 (Call 12/01/23)	246	253,973
3.70%, 12/01/47 (Call 06/01/47)	336	365,676
3.95%, 03/01/48 (Call 09/01/47)	368	413,603
3.99%, 03/01/49 (Call 09/01/48)	305	348,984
4.05%, 06/01/42 (Call 12/01/41)	208	233,162
4.05%, 10/01/44 (Call 04/01/44)	235	264,732
4.13%, 02/01/42 (Call 08/01/41)	247	280,263
4.13%, 06/01/48 (Call 12/01/47)	257	300,405
5.69%, 03/01/40(a)	220	297,682
5.95%, 02/01/38	270	362,264
5.96%, 04/01/39	270	369,379
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	250	246,715
4.38%, 10/01/45 (Call 04/01/45)	132	148,419
5.13%, 11/01/40 (Call 05/01/40)	469	572,855
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	100	91,120
3.15%, 04/15/50 (Call 10/15/49)	160	158,229
3.50%, 10/15/24 (Call 07/15/24)	51	53,278
3.65%, 04/15/29 (Call 01/15/29)	398	430,234
3.65%, 08/01/48 (Call 02/01/48)	223	237,693
4.25%, 07/15/49 (Call 01/15/49)	637	743,111
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	73	69,879
1.88%, 02/07/25	100	99,997
2.40%, 03/15/30 (Call 12/15/29)	330	325,010
2.75%, 04/15/32	100	99,634
2.85%, 01/27/25 (Call 10/27/24)	74	76,182
3.40%, 02/07/28 (Call 11/07/27)	398	417,904
4.02%, 11/01/32 (Call 05/01/32)	528	583,028
4.30%, 03/15/49 (Call 09/15/48)	137	161,008
Series D, 1.00%, 10/18/24	420	413,263
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	10	10,720

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	$215	$192,881
2.90%, 03/01/50 (Call 09/01/49)	343	328,090
3.40%, 08/15/42 (Call 02/15/42)	54	55,081
3.60%, 09/15/47 (Call 03/15/47)	338	356,380
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	170	177,976
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(c)	260	238,529
2.75%, 05/15/30 (Call 02/15/30)(c)	250	253,780
3.10%, 09/15/49 (Call 03/15/49)	369	364,812
3.75%, 04/01/45 (Call 10/01/44)	288	308,722
PacifiCorp.
2.90%, 06/15/52 (Call 12/15/51)	45	41,778
3.30%, 03/15/51 (Call 09/15/50)	255	251,805
4.13%, 01/15/49 (Call 07/15/48)	297	328,856
4.15%, 02/15/50 (Call 08/15/49)	254	282,938
5.75%, 04/01/37	292	370,046
6.00%, 01/15/39	265	350,799
6.25%, 10/15/37(a)	280	373,226
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	97	107,077
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	315	351,401
6.50%, 11/15/37	240	336,142
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	75	70,922
3.60%, 09/15/42 (Call 03/15/42)	189	197,239
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	205	202,153
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	264	267,065
3.80%, 03/01/46 (Call 09/01/45).	193	209,978
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	17	19,285
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	317	322,941
4.50%, 08/15/40	130	151,419
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	341	315,630
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	240	225,014
Southern California Edison
2.75%, 02/01/32	300	296,604
3.45%, 02/01/52	200	192,160
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	85	83,852
2.25%, 06/01/30 (Call 03/01/30)	210	201,052
2.85%, 08/01/29 (Call 05/01/29)	187	189,179
3.65%, 02/01/50 (Call 08/01/49)	557	555,485
4.00%, 04/01/47 (Call 10/01/46)	134	139,931
4.50%, 09/01/40 (Call 03/01/40)	200	216,742
4.65%, 10/01/43 (Call 04/01/43)	289	321,640
5.50%, 03/15/40	244	291,290
6.00%, 01/15/34	345	432,923
6.05%, 03/15/39	311	390,451
Series 08-A, 5.95%, 02/01/38	295	366,655
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	695	619,092
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	249	270,172
Series B, 4.88%, 03/01/49 (Call 09/01/48)	235	270,156
Series C, 3.50%, 10/01/23 (Call 07/01/23)	247	253,741
Series C, 4.13%, 03/01/48 (Call 09/01/47)	525	555,649
Series E, 3.70%, 08/01/25 (Call 06/01/25)	531	555,782
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	350	344,768

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	$400	$383,960
2.63%, 03/15/51 (Call 09/15/50)	70	63,498
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	210	204,882
2.45%, 12/15/50 (Call 06/15/50)	503	431,252
2.95%, 11/15/51 (Call 05/15/51)	100	94,218
3.30%, 12/01/49 (Call 06/01/49)(a)	352	354,777
4.00%, 01/15/43 (Call 07/15/42)	240	264,106
4.45%, 02/15/44 (Call 08/15/43)	301	348,161
4.60%, 12/01/48 (Call 06/01/48)(a)	264	319,509
8.88%, 11/15/38.	296	501,329
Series A, 2.88%, 07/15/29 (Call 04/15/29)	275	282,659
Series A, 3.15%, 01/15/26 (Call 10/15/25)	445	462,974
Series A, 3.50%, 03/15/27 (Call 12/15/26)	70	74,225
Series A, 3.80%, 04/01/28 (Call 01/01/28)	270	289,775
Series A, 6.00%, 05/15/37	212	279,282
Series B, 3.80%, 09/15/47 (Call 03/15/47)	280	302,568
Series B, 6.00%, 01/15/36	140	183,456
Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	243	246,195
Series C, 4.00%, 11/15/46 (Call 05/15/46)	230	253,127
Series D, 4.65%, 08/15/43 (Call 02/15/43)	140	163,787
Virginia Electric and Power Co, 2.40%, 03/30/32	400	391,532
		67,936,204
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	417	395,624
1.80%, 10/15/27 (Call 08/15/27)	212	206,560
1.95%, 10/15/30 (Call 07/15/30)	325	310,606
2.00%, 12/21/28 (Call 10/21/28)	300	291,816
2.20%, 12/21/31 (Call 09/21/31)(a)	300	288,846
2.63%, 02/15/23 (Call 11/15/22)	307	310,524
2.75%, 10/15/50 (Call 04/15/50)	262	239,492
2.80%, 12/21/51 (Call 06/21/51)	250	231,010
3.15%, 06/01/25 (Call 03/01/25)	145	150,855
		2,425,333
Electronics — 0.2%
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	245	233,777
1.35%, 06/01/25 (Call 05/01/25)	203	200,410
1.75%, 09/01/31 (Call 06/01/31)(a)	325	304,167
1.95%, 06/01/30 (Call 03/01/30)(a)	306	294,403
2.30%, 08/15/24 (Call 07/15/24)	384	390,612
2.50%, 11/01/26 (Call 08/01/26)(a)	489	501,875
2.70%, 08/15/29 (Call 05/15/29)(a)	495	506,484
2.80%, 06/01/50 (Call 12/01/49)(a)	364	355,555
		2,787,283
Food — 0.2%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	765	780,782
3.38%, 05/15/23 (Call 04/15/23)(a)	384	393,946
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	250	243,257
1.80%, 06/11/30 (Call 03/11/30)	1,156	1,098,998
3.05%, 06/03/51 (Call 12/03/50)	90	90,013
		2,606,996

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29(a)	$71	$96,546
8.00%, 01/15/24.	642	722,950
		819,496
Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	234	211,826
2.63%, 09/15/29 (Call 06/15/29)	75	74,927
2.85%, 02/15/52 (Call 08/15/51)	5	4,566
3.00%, 06/15/27 (Call 03/15/27)	322	334,964
3.38%, 09/15/49 (Call 03/15/49)	303	305,042
4.13%, 10/15/44 (Call 04/15/44)	449	491,969
4.15%, 01/15/43 (Call 07/15/42)	240	261,542
4.30%, 10/01/48 (Call 04/01/48)	150	172,587
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)(a)	360	332,583
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	495	512,949
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	269	274,996
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	89	104,275
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	381	379,408
		3,461,634
Hand & Machine Tools — 0.1%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	353	347,497
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	417	411,016
2.75%, 11/15/50 (Call 05/15/50)	507	458,612
3.40%, 03/01/26 (Call 01/01/26)	211	221,586
4.25%, 11/15/28 (Call 08/15/28)	70	76,962
4.85%, 11/15/48 (Call 05/15/48)(a)	85	106,977
		1,622,650
Health Care - Products — 0.8%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	424	402,817
1.40%, 06/30/30 (Call 03/30/30)(a)	318	297,193
2.95%, 03/15/25 (Call 12/15/24)	538	556,437
3.40%, 11/30/23 (Call 09/30/23)(a)	698	722,486
3.75%, 11/30/26 (Call 08/30/26)	642	695,588
4.75%, 11/30/36 (Call 05/30/36)	797	970,618
4.75%, 04/15/43 (Call 10/15/42)(a)	258	316,558
4.90%, 11/30/46 (Call 05/30/46).	1,631	2,086,082
5.30%, 05/27/40	392	510,509
6.00%, 04/01/39	85	117,082
6.15%, 11/30/37	50	70,117
Medtronic Inc.
3.50%, 03/15/25	841	883,656
4.38%, 03/15/35	317	370,893
4.63%, 03/15/45(a)	1,017	1,245,601
		9,245,637
Health Care - Services — 2.6%
Ascension Health
3.95%, 11/15/46	752	870,410
Series B, 2.53%, 11/15/29 (Call 08/15/29)	512	516,879
Series B, 3.11%, 11/15/39 (Call 05/15/39)	35	35,576
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	20	20,651
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	94	106,278

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	$105	$100,297
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	65	60,631
CommonSpirit Health, 3.82%, 10/01/49 (Call 04/01/49)	197	213,767
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	95	97,705
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	390	444,475
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	100	93,937
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	170	164,215
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	456	518,992
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	687	717,991
4.15%, 05/01/47 (Call 11/01/46)(a)	832	975,919
4.88%, 04/01/42.	180	227,745
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	255	259,251
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	375	358,691
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	595	575,377
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)(a)	254	261,778
Mayo Clinic, Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	85	86,808
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	265	323,833
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	77	71,689
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	373	398,073
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	471	553,873
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	100	111,484
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)(a)	385	421,952
4.26%, 11/01/47 (Call 11/01/46)	378	431,502
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	56	55,438
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	241	241,730
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	90	80,682
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	464	475,034
Series A, 3.82%, 06/01/27 (Call 03/01/27)	55	59,358
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	465	527,147
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	195	188,795
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	139	138,953
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	336	384,169
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	270	261,522
1.25%, 01/15/26	226	220,793
2.00%, 05/15/30	560	535,259
2.30%, 05/15/31 (Call 02/15/31)	297	288,610
2.38%, 08/15/24	190	193,880
2.75%, 02/15/23 (Call 11/15/22)	225	228,467
2.75%, 05/15/40 (Call 11/15/39)	497	470,614
2.88%, 03/15/23	333	339,710
2.88%, 08/15/29	640	655,776
2.90%, 05/15/50 (Call 11/15/49)	610	572,278

Security	Par (000)	Value

Health Care - Services (continued)
2.95%, 10/15/27	$611	$636,827
3.05%, 05/15/41 (Call 11/15/40)	440	431,244
3.10%, 03/15/26	636	665,987
3.13%, 05/15/60 (Call 11/15/59)	450	426,564
3.25%, 05/15/51 (Call 11/15/50)	912	910,194
3.38%, 04/15/27	470	497,918
3.45%, 01/15/27	531	564,283
3.50%, 06/15/23	546	562,888
3.50%, 02/15/24	340	354,161
3.50%, 08/15/39 (Call 02/15/39)	575	598,995
3.70%, 08/15/49 (Call 02/15/49)	577	615,238
3.75%, 07/15/25	325	345,771
3.75%, 10/15/47 (Call 04/15/47)	369	394,745
3.85%, 06/15/28	617	671,339
3.88%, 12/15/28	489	533,264
3.88%, 08/15/59 (Call 02/15/59)	350	383,709
3.95%, 10/15/42 (Call 04/15/42)	288	316,118
4.20%, 01/15/47 (Call 07/15/46)	362	410,070
4.25%, 03/15/43 (Call 09/15/42)	315	358,489
4.25%, 04/15/47 (Call 10/15/46)	348	397,882
4.25%, 06/15/48 (Call 12/15/47)	175	201,325
4.38%, 03/15/42 (Call 09/15/41)	215	247,097
4.45%, 12/15/48 (Call 06/15/48)	538	640,086
4.63%, 07/15/35	537	633,939
4.63%, 11/15/41 (Call 05/15/41)	234	276,403
4.75%, 07/15/45	760	925,292
5.80%, 03/15/36	365	476,489
6.50%, 06/15/37	252	351,376
6.63%, 11/15/37	369	521,969
6.88%, 02/15/38	510	742,830
		30,030,486
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	465	440,746
2.00%, 11/02/31 (Call 08/02/31)	500	481,480
2.88%, 02/07/50 (Call 08/07/49)(a)	301	290,919
3.10%, 03/26/30 (Call 12/26/29)	435	455,932
3.20%, 04/25/29 (Call 01/25/29)	65	68,395
3.20%, 07/30/46 (Call 01/30/46)(a)	234	241,020
3.95%, 11/01/28 (Call 08/01/28)(a)	75	82,770
6.63%, 08/01/37	406	592,602
		2,653,864
Insurance — 3.0%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)(a)	1,048	1,127,648
3.63%, 11/15/24	623	655,116
4.75%, 01/15/49 (Call 07/15/48)	93	117,433
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	226	216,183
1.45%, 12/15/30 (Call 09/15/30)	280	256,530
3.15%, 06/15/23	252	258,189
3.28%, 12/15/26 (Call 09/15/26)	290	306,144
3.85%, 08/10/49 (Call 02/10/49)	366	405,828
4.20%, 12/15/46 (Call 06/15/46)	256	293,179
4.50%, 06/15/43	230	269,463
5.55%, 05/09/35(a)	375	474,683
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	372	344,453
1.85%, 03/12/30 (Call 12/12/29)	300	288,132

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.50%, 01/15/51 (Call 07/15/50)	$370	$319,958
2.85%, 10/15/50 (Call 04/15/50)	792	726,042
4.20%, 08/15/48 (Call 02/15/48)	886	1,011,085
4.25%, 01/15/49 (Call 07/15/48)	907	1,042,941
4.30%, 05/15/43	293	335,719
4.40%, 05/15/42	255	295,874
5.75%, 01/15/40	357	476,977
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	458	465,323
3.00%, 02/11/23	180	183,643
3.13%, 03/15/26 (Call 12/15/25)	113	118,209
4.50%, 02/11/43	427	504,863
Chubb Corp. (The), 6.00%, 05/11/37	153	208,022
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	100	94,226
3.05%, 12/15/61 (Call 06/15/61)(a)	370	350,679
3.15%, 03/15/25	532	553,929
3.35%, 05/15/24	205	213,057
3.35%, 05/03/26 (Call 02/03/26)	155	163,280
4.35%, 11/03/45 (Call 05/03/45)	485	574,837
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	110	111,484
3.20%, 05/15/30 (Call 02/15/30)	133	138,187
3.75%, 04/01/26 (Call 01/01/26)	555	592,712
4.13%, 05/15/43 (Call 11/15/42)	126	139,781
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	519	522,031
4.15%, 03/04/26	219	235,171
5.38%, 03/04/46	157	208,612
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	635	613,099
3.50%, 06/03/24 (Call 03/03/24)	416	432,586
3.50%, 03/10/25 (Call 12/10/24)	320	335,296
3.75%, 03/14/26 (Call 12/14/25)	254	270,952
3.88%, 03/15/24 (Call 02/15/24)	503	526,369
4.20%, 03/01/48 (Call 09/01/47)	305	346,337
4.35%, 01/30/47 (Call 07/30/46)	288	336,010
4.38%, 03/15/29 (Call 12/15/28)(a)	869	969,708
4.75%, 03/15/39 (Call 09/15/38)	124	148,460
4.90%, 03/15/49 (Call 09/15/48)	378	472,893
MetLife Inc.
3.00%, 03/01/25	400	415,224
3.60%, 04/10/24(a)	158	164,954
3.60%, 11/13/25 (Call 08/13/25)	202	213,809
4.05%, 03/01/45	409	461,516
4.13%, 08/13/42	391	437,502
4.55%, 03/23/30 (Call 12/23/29)	190	217,609
4.60%, 05/13/46 (Call 11/13/45)	315	384,287
4.88%, 11/13/43	455	561,379
5.70%, 06/15/35	501	648,043
5.88%, 02/06/41	320	430,342
6.38%, 06/15/34	324	435,563
6.50%, 12/15/32	421	565,449
Series D, 4.37%, 09/15/23	20	20,929
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	300	320,376
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	431	414,626
3.70%, 05/15/29 (Call 02/15/29)	480	517,109
6.05%, 10/15/36	100	136,074

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (The)
2.45%, 01/15/27(a)	$166	$169,174
3.20%, 03/26/30 (Call 12/26/29)	264	278,486
3.95%, 03/26/50 (Call 09/26/49)	303	343,184
4.00%, 03/01/29 (Call 12/01/28)	360	394,549
4.13%, 04/15/47 (Call 10/15/46)	288	331,237
4.20%, 03/15/48 (Call 09/15/47)	332	386,275
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	125	123,244
2.10%, 03/10/30 (Call 12/10/29)(a)	65	63,439
3.00%, 03/10/40 (Call 09/10/39)(a)	356	347,880
3.70%, 03/13/51 (Call 09/13/50)	597	635,918
3.91%, 12/07/47 (Call 06/07/47)	398	435,364
3.94%, 12/07/49 (Call 06/07/49)	493	541,817
4.35%, 02/25/50 (Call 08/25/49)	438	516,135
4.60%, 05/15/44(a)	393	464,538
5.70%, 12/14/36	365	470,806
Prudential PLC, 3.13%, 04/14/30	25	26,056
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	255	227,348
3.05%, 06/08/51 (Call 12/08/50)(a)	110	106,795
3.75%, 05/15/46 (Call 11/15/45)	263	285,668
4.00%, 05/30/47 (Call 11/30/46)	347	392,023
4.05%, 03/07/48 (Call 09/07/47)	239	272,137
4.10%, 03/04/49 (Call 09/04/48)	375	432,563
5.35%, 11/01/40	395	511,991
6.25%, 06/15/37	449	618,206
Travelers Property Casualty Corp., 6.38%, 03/15/33	328	444,801
		34,215,758
Internet — 3.0%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	700	656,446
2.70%, 02/09/41 (Call 08/09/40)	520	450,024
3.15%, 02/09/51 (Call 08/09/50)	520	455,333
3.25%, 02/09/61 (Call 08/09/60)	530	459,849
3.40%, 12/06/27 (Call 09/06/27)(a)	1,190	1,235,863
3.60%, 11/28/24 (Call 08/28/24)	1,205	1,254,622
4.00%, 12/06/37 (Call 06/06/37)	480	499,690
4.20%, 12/06/47 (Call 06/06/47)	550	569,827
4.40%, 12/06/57 (Call 06/06/57)	500	535,880
4.50%, 11/28/34 (Call 05/28/34)	260	287,953
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	155	148,789
0.80%, 08/15/27 (Call 06/15/27)(a)	600	564,474
1.10%, 08/15/30 (Call 05/15/30)	1,025	935,036
1.90%, 08/15/40 (Call 02/15/40)	617	526,517
2.00%, 08/15/26 (Call 05/15/26)	1,410	1,422,450
2.05%, 08/15/50 (Call 02/15/50)	325	267,767
2.25%, 08/15/60 (Call 02/15/60)	1,240	1,006,793
3.38%, 02/25/24(a)	809	842,549
Amazon.com Inc.
0.25%, 05/12/23	45	44,570
0.40%, 06/03/23(a)	117	116,023
0.45%, 05/12/24	87	85,143
0.80%, 06/03/25 (Call 05/03/25)	150	145,560
1.00%, 05/12/26 (Call 04/12/26)	195	189,271
1.20%, 06/03/27 (Call 04/03/27)	2,392	2,294,980
1.50%, 06/03/30 (Call 03/03/30)	161	151,107
1.65%, 05/12/28 (Call 03/12/28).	372	359,873
2.10%, 05/12/31 (Call 02/12/31)	207	201,279

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.40%, 02/22/23 (Call 01/22/23)	$716	$726,224
2.50%, 06/03/50 (Call 12/03/49)	366	324,027
2.70%, 06/03/60 (Call 12/03/59)	105	92,182
2.80%, 08/22/24 (Call 06/22/24)	899	926,321
2.88%, 05/12/41 (Call 11/12/40)	1,517	1,475,373
3.10%, 05/12/51 (Call 11/12/50)	1,800	1,778,616
3.15%, 08/22/27 (Call 05/22/27)(a)	1,597	1,681,545
3.25%, 05/12/61 (Call 11/12/60)	1,485	1,472,927
3.80%, 12/05/24 (Call 09/05/24)	551	581,685
3.88%, 08/22/37 (Call 02/22/37)	1,404	1,568,394
4.05%, 08/22/47 (Call 02/22/47)	757	863,374
4.25%, 08/22/57 (Call 02/22/57)(a)	1,327	1,597,509
4.80%, 12/05/34 (Call 06/05/34)	604	739,248
4.95%, 12/05/44 (Call 06/05/44)	694	885,287
5.20%, 12/03/25 (Call 09/03/25)	571	636,494
Baidu Inc.
3.63%, 07/06/27	455	477,805
3.88%, 09/29/23 (Call 08/29/23)	230	237,555
4.38%, 05/14/24 (Call 04/14/24)	50	52,523
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	212	215,384
3.55%, 03/15/28 (Call 12/15/27)(a)	475	509,452
3.60%, 06/01/26 (Call 03/01/26)(a)	552	584,706
3.65%, 03/15/25 (Call 12/15/24)	342	359,185
4.63%, 04/13/30 (Call 01/13/30)	818	934,434
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	80	73,121
		34,501,039
Machinery — 1.6%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	52	51,589
0.45%, 09/14/23	400	395,084
0.45%, 05/17/24	2	1,952
0.60%, 09/13/24	20	19,502
0.65%, 07/07/23	470	466,325
0.80%, 11/13/25(a)	5	4,818
0.90%, 03/02/26	510	490,334
1.10%, 09/14/27(a)	644	611,169
1.15%, 09/14/26(a)	340	328,117
1.45%, 05/15/25	117	115,837
2.15%, 11/08/24	337	341,408
2.85%, 05/17/24	299	307,794
3.25%, 12/01/24(a)	30	31,265
3.45%, 05/15/23	462	475,324
3.65%, 12/07/23	310	323,054
3.75%, 11/24/23	418	435,857
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	370	359,374
2.60%, 09/19/29 (Call 06/19/29)(a)	46	46,900
2.60%, 04/09/30 (Call 01/09/30)(a)	21	21,369
3.25%, 09/19/49 (Call 03/19/49)	375	386,846
3.25%, 04/09/50 (Call 10/09/49)	604	625,545
3.40%, 05/15/24 (Call 02/15/24)	810	841,671
3.80%, 08/15/42(a)	362	401,469
4.30%, 05/15/44 (Call 11/15/43)	219	262,371
4.75%, 05/15/64 (Call 11/15/63)	317	426,447
5.20%, 05/27/41	344	448,769
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	292	301,046
2.88%, 09/07/49 (Call 03/07/49)	215	208,832

Security	Par (000)	Value

Machinery (continued)
3.10%, 04/15/30 (Call 01/15/30)	$508	$533,197
3.75%, 04/15/50 (Call 10/15/49)	329	371,434
3.90%, 06/09/42 (Call 12/09/41)	56	63,218
5.38%, 10/16/29	241	291,533
John Deere Capital Corp.
0.40%, 10/10/23	165	162,726
0.45%, 01/17/24	500	491,780
0.45%, 06/07/24	405	395,499
0.63%, 09/10/24	130	126,938
0.70%, 01/15/26	465	445,944
1.05%, 06/17/26	950	919,011
1.20%, 04/06/23	410	410,225
1.30%, 10/13/26(a)	260	252,928
1.45%, 01/15/31	315	290,723
1.50%, 03/06/28	480	462,662
1.75%, 03/09/27	250	247,412
2.00%, 06/17/31(a)	435	421,115
2.05%, 01/09/25	275	278,248
2.45%, 01/09/30	440	441,514
2.60%, 03/07/24	346	354,235
2.65%, 06/24/24	495	507,786
2.65%, 06/10/26	345	355,229
2.80%, 03/06/23	530	540,632
2.80%, 09/08/27	298	308,832
2.80%, 07/18/29	225	230,848
3.35%, 06/12/24(a)	190	198,012
3.45%, 03/13/25	72	75,730
3.45%, 03/07/29	196	210,120
3.65%, 10/12/23	250	259,782
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	50	46,978
4.20%, 03/01/49 (Call 09/01/48)(a)	280	331,033
		18,755,392
Machinery - Diversified — 0.1%
John Deere Capital Corp.
1.25%, 01/10/25	310	306,429
1.70%, 01/11/27	300	295,983
		602,412
Manufacturing — 0.6%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	165	166,373
2.00%, 02/14/25 (Call 01/14/25)(a)	296	298,818
2.25%, 03/15/23 (Call 02/15/23)(a)	338	342,195
2.25%, 09/19/26 (Call 06/19/26)	497	502,502
2.38%, 08/26/29 (Call 05/26/29)	418	418,803
2.65%, 04/15/25 (Call 03/15/25)	155	158,805
2.88%, 10/15/27 (Call 07/15/27)	445	463,405
3.00%, 08/07/25	306	318,910
3.05%, 04/15/30 (Call 01/15/30)(a)	210	219,694
3.13%, 09/19/46 (Call 03/19/46)	267	267,539
3.25%, 02/14/24 (Call 01/14/24)	28	29,034
3.25%, 08/26/49 (Call 02/26/49)(a)	445	457,665
3.38%, 03/01/29 (Call 12/01/28)	338	359,490
3.63%, 09/14/28 (Call 06/14/28)	349	378,019
3.63%, 10/15/47 (Call 04/15/47)	210	226,105
3.70%, 04/15/50 (Call 10/15/49)(a)	305	338,800
4.00%, 09/14/48 (Call 03/14/48)(a)	423	484,064
5.70%, 03/15/37	236	316,433

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	$100	$103,272
3.50%, 03/01/24 (Call 12/01/23)(a)	191	198,195
3.90%, 09/01/42 (Call 03/01/42)	655	724,476
4.88%, 09/15/41 (Call 03/15/41)	270	341,663
		7,114,260
Media — 4.2%
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	220	199,681
1.95%, 01/15/31 (Call 10/15/30)	605	570,872
2.35%, 01/15/27 (Call 10/15/26)	699	705,529
2.45%, 08/15/52 (Call 02/15/52)	1,170	978,436
2.65%, 02/01/30 (Call 11/01/29)	755	757,476
2.65%, 08/15/62 (Call 02/15/62)	25	20,576
2.80%, 01/15/51 (Call 07/15/50)	716	640,154
2.89%, 11/01/51 (Call 05/01/51)(a)(c)	2,155	1,964,110
2.94%, 11/01/56 (Call 05/01/56)(c)	2,438	2,164,603
2.99%, 11/01/63 (Call 05/01/63)(c)	1,622	1,426,452
3.15%, 03/01/26 (Call 12/01/25)	944	985,404
3.15%, 02/15/28 (Call 11/15/27)	775	808,658
3.20%, 07/15/36 (Call 01/15/36)	538	544,671
3.25%, 11/01/39 (Call 05/01/39)	85	84,694
3.30%, 02/01/27 (Call 11/01/26)	707	743,651
3.30%, 04/01/27 (Call 02/01/27)	444	465,996
3.38%, 02/15/25 (Call 11/15/24)	250	261,207
3.38%, 08/15/25 (Call 05/15/25)	805	843,455
3.40%, 04/01/30 (Call 01/01/30)	699	738,612
3.40%, 07/15/46 (Call 01/15/46)	618	613,625
3.45%, 02/01/50 (Call 08/01/49)	673	669,076
3.55%, 05/01/28 (Call 02/01/28)	195	207,622
3.70%, 04/15/24 (Call 03/15/24)	554	578,282
3.75%, 04/01/40 (Call 10/01/39)	754	799,881
3.90%, 03/01/38 (Call 09/01/37)	566	608,207
3.95%, 10/15/25 (Call 08/15/25)	433	463,284
3.97%, 11/01/47 (Call 05/01/47)	802	866,473
4.00%, 08/15/47 (Call 02/15/47)	421	456,516
4.00%, 03/01/48 (Call 09/01/47)	429	464,637
4.00%, 11/01/49 (Call 05/01/49)	845	918,135
4.05%, 11/01/52 (Call 05/01/52)	280	306,426
4.15%, 10/15/28 (Call 07/15/28)	1,618	1,780,334
4.20%, 08/15/34 (Call 02/15/34)	503	565,387
4.25%, 10/15/30 (Call 07/15/30)	679	758,300
4.25%, 01/15/33	720	813,665
4.40%, 08/15/35 (Call 02/15/35)	453	516,932
4.60%, 10/15/38 (Call 04/15/38)	537	624,193
4.60%, 08/15/45 (Call 02/15/45)	372	434,641
4.65%, 07/15/42	279	324,837
4.70%, 10/15/48 (Call 04/15/48)	828	990,371
4.95%, 10/15/58 (Call 04/15/58)	528	676,664
5.65%, 06/15/35	351	444,205
6.50%, 11/15/35	315	433,916
7.05%, 03/15/33	410	569,166
NBCUniversal Media LLC
4.45%, 01/15/43	311	353,977
5.95%, 04/01/41	185	251,030
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	394	390,036
2.95%, 06/15/27(a)	476	494,464
3.00%, 02/13/26	585	606,364
3.00%, 07/30/46(a)	324	307,149

Security	Par (000)	Value

Media (continued)
3.15%, 09/17/25	$478	$496,733
3.70%, 12/01/42	295	311,549
4.13%, 06/01/44	522	580,814
Series B, 7.00%, 03/01/32	390	530,786
Series E, 4.13%, 12/01/41	356	395,641
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	716	717,704
1.75%, 01/13/26	481	476,329
2.00%, 09/01/29 (Call 06/01/29)	758	730,985
2.20%, 01/13/28	460	456,513
2.65%, 01/13/31(a)	1,105	1,102,613
2.75%, 09/01/49 (Call 03/01/49)	942	846,877
3.35%, 03/24/25	156	162,856
3.50%, 05/13/40 (Call 11/13/39)	838	861,372
3.60%, 01/13/51 (Call 07/13/50)	1,276	1,336,431
3.70%, 09/15/24 (Call 06/15/24)	109	114,048
3.70%, 10/15/25 (Call 07/15/25)	444	469,388
3.70%, 03/23/27(a)	340	364,109
3.80%, 03/22/30	644	699,513
3.80%, 05/13/60 (Call 11/13/59)	392	418,997
4.63%, 03/23/40 (Call 09/23/39)	292	340,834
4.70%, 03/23/50 (Call 09/23/49)	771	950,820
4.75%, 09/15/44 (Call 03/15/44)	305	363,926
5.40%, 10/01/43	91	117,698
6.15%, 02/15/41	100	138,303
6.20%, 12/15/34	272	360,204
6.40%, 12/15/35	555	755,116
6.65%, 11/15/37	363	509,336
		47,801,527
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	469	489,631
3.90%, 01/15/43 (Call 07/15/42)	240	263,952
		753,583
Mining — 0.4%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	282	293,424
4.13%, 02/24/42	340	380,011
5.00%, 09/30/43	1,161	1,442,113
Rio Tinto Alcan Inc., 6.13%, 12/15/33	270	361,166
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	390	357,076
5.20%, 11/02/40(a)	397	502,995
7.13%, 07/15/28	366	465,881
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	371	420,751
4.75%, 03/22/42 (Call 09/22/41)	250	305,313
		4,528,730
Oil & Gas — 5.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	260	241,376
2.72%, 01/12/32	1,000	988,750
2.75%, 05/10/23	571	581,832
2.77%, 11/10/50 (Call 05/10/50)	615	534,915
2.94%, 06/04/51 (Call 12/04/50)(a)	1,032	925,941
3.00%, 02/24/50 (Call 08/24/49)	959	872,853
3.00%, 03/17/52 (Call 09/17/51)	525	474,490
3.02%, 01/16/27 (Call 10/16/26)	549	568,292
3.06%, 06/17/41 (Call 12/17/40)	110	104,243

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.12%, 05/04/26 (Call 02/04/26)	$515	$533,962
3.19%, 04/06/25 (Call 03/06/25)	331	343,502
3.38%, 02/08/61 (Call 08/08/60)	840	792,179
3.41%, 02/11/26 (Call 12/11/25)	220	230,593
3.54%, 04/06/27 (Call 02/06/27)(a)	150	158,541
3.59%, 04/14/27 (Call 01/14/27)(a)	341	360,232
3.63%, 04/06/30 (Call 01/06/30)	832	885,606
3.79%, 02/06/24 (Call 01/06/24)	506	528,138
3.80%, 09/21/25 (Call 07/21/25)	580	614,690
3.94%, 09/21/28 (Call 06/21/28)	550	594,787
4.23%, 11/06/28 (Call 08/06/28)	943	1,036,970
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	819	858,173
3.51%, 03/17/25	530	555,806
3.54%, 11/04/24	540	564,548
3.72%, 11/28/28 (Call 08/28/28)	314	336,046
3.81%, 02/10/24	522	545,375
3.99%, 09/26/23	427	445,335
Burlington Resources LLC
5.95%, 10/15/36	293	380,211
7.20%, 08/15/31	295	402,702
7.40%, 12/01/31	155	215,769
Chevron Corp.
1.14%, 05/11/23.	214	214,199
1.55%, 05/11/25 (Call 04/11/25)	1,310	1,301,852
2.00%, 05/11/27 (Call 03/11/27)	470	468,026
2.24%, 05/11/30 (Call 02/11/30)	1,014	998,080
2.57%, 05/16/23 (Call 03/16/23)	305	309,959
2.90%, 03/03/24 (Call 01/03/24)	637	655,320
2.95%, 05/16/26 (Call 02/16/26)	1,196	1,242,823
3.08%, 05/11/50 (Call 11/11/49)	402	400,082
3.19%, 06/24/23 (Call 03/24/23)	1,067	1,092,661
3.33%, 11/17/25 (Call 08/17/25)	556	584,423
Chevron USA Inc.
0.43%, 08/11/23.	15	14,836
0.69%, 08/12/25 (Call 07/12/25)	258	248,681
1.02%, 08/12/27 (Call 06/12/27)	293	275,977
2.34%, 08/12/50 (Call 02/12/50)(a)	312	269,546
3.85%, 01/15/28 (Call 10/15/27)	620	672,948
3.90%, 11/15/24 (Call 08/15/24)	70	73,961
Conoco Funding Co., 7.25%, 10/15/31	275	376,701
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(c)	77	82,263
4.30%, 08/15/28 (Call 05/15/28)(a)(c)	626	687,217
4.85%, 08/15/48 (Call 02/15/48)(c)	325	401,746
4.88%, 10/01/47 (Call 04/01/47)(c)	370	460,935
5.90%, 10/15/32	331	420,628
5.90%, 05/15/38	408	537,271
6.50%, 02/01/39	1,105	1,552,304
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	245	279,535
4.95%, 03/15/26 (Call 12/15/25)	58	64,265
5.95%, 03/15/46 (Call 09/15/45)	148	208,739
6.95%, 04/15/29	494	632,725
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	75	75,929
3.15%, 04/01/25 (Call 01/01/25)	330	342,342
3.90%, 04/01/35 (Call 10/01/34)	84	92,593
4.15%, 01/15/26 (Call 10/15/25)(a)	313	337,683
4.38%, 04/15/30 (Call 01/15/30)(a)	252	282,988

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 04/15/50 (Call 10/15/49)	$260	$330,210
Exxon Mobil Corp.
1.57%, 04/15/23	794	798,454
2.02%, 08/16/24 (Call 07/16/24)	392	396,426
2.28%, 08/16/26 (Call 06/16/26)	408	413,333
2.44%, 08/16/29 (Call 05/16/29)	849	848,312
2.61%, 10/15/30 (Call 07/15/30)	962	968,522
2.71%, 03/06/25 (Call 12/06/24)	843	866,107
2.73%, 03/01/23 (Call 01/01/23)	638	647,997
2.99%, 03/19/25 (Call 02/19/25)	1,227	1,268,190
3.00%, 08/16/39 (Call 02/16/39)	417	406,642
3.04%, 03/01/26 (Call 12/01/25)	1,062	1,103,535
3.10%, 08/16/49 (Call 02/16/49)	710	687,316
3.18%, 03/15/24 (Call 12/15/23)	500	517,160
3.29%, 03/19/27 (Call 01/19/27)	244	257,867
3.45%, 04/15/51 (Call 10/15/50)(a)	1,028	1,064,124
3.48%, 03/19/30 (Call 12/19/29)	971	1,036,669
3.57%, 03/06/45 (Call 09/06/44)	415	429,185
4.11%, 03/01/46 (Call 09/01/45)	874	984,010
4.23%, 03/19/40 (Call 09/19/39)	823	933,010
4.33%, 03/19/50 (Call 09/19/49)	1,174	1,382,643
Shell International Finance BV
0.38%, 09/15/23	78	76,981
2.00%, 11/07/24 (Call 10/07/24)	500	505,720
2.38%, 11/07/29 (Call 08/07/29)	772	765,430
2.50%, 09/12/26	424	433,366
2.75%, 04/06/30 (Call 01/06/30)(a)	812	823,539
2.88%, 05/10/26	993	1,032,065
2.88%, 11/26/41 (Call 05/26/41)	100	94,934
3.00%, 11/26/51 (Call 05/26/51)	500	474,650
3.13%, 11/07/49 (Call 05/07/49)	427	415,181
3.25%, 05/11/25	486	508,823
3.25%, 04/06/50 (Call 10/06/49)	793	790,748
3.50%, 11/13/23 (Call 10/13/23)	493	511,167
3.63%, 08/21/42	273	284,401
3.75%, 09/12/46	568	607,663
3.88%, 11/13/28 (Call 08/13/28)	529	574,785
4.00%, 05/10/46	991	1,096,304
4.13%, 05/11/35	763	856,765
4.38%, 05/11/45	1,277	1,480,375
4.55%, 08/12/43	543	642,119
5.50%, 03/25/40(a)	410	533,529
6.38%, 12/15/38	1,167	1,636,904
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	577	588,736
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	560	571,939
2.83%, 01/10/30 (Call 10/10/29)	811	827,601
2.99%, 06/29/41 (Call 12/29/40)	562	540,430
3.13%, 05/29/50 (Call 11/29/49)	1,071	1,035,357
3.39%, 06/29/60 (Call 12/29/59)(a)	58	57,354
3.46%, 02/19/29 (Call 11/19/28)	675	715,068
3.46%, 07/12/49 (Call 01/12/49)	516	526,274
3.70%, 01/15/24	651	678,641
3.75%, 04/10/24	549	574,699
TotalEnergies Capital SA, 3.88%, 10/11/28	485	527,884
		67,464,239
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	164	195,882
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc. 1.23%, 12/15/23	650	647,244

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
2.06%, 12/15/26 (Call 11/15/26)	$480	$474,528
3.14%, 11/07/29 (Call 08/07/29)	288	295,747
3.34%, 12/15/27 (Call 09/15/27)	207	216,191
4.08%, 12/15/47 (Call 06/15/47)	588	623,615
4.49%, 05/01/30 (Call 02/01/30)(a)	123	137,632
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	135	132,744
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	90	89,412
3.65%, 12/01/23 (Call 09/01/23)	1,233	1,275,983
		4,088,978
Pharmaceuticals — 6.2%
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	770	754,862
1.20%, 05/28/26 (Call 04/28/26)	750	726,817
1.75%, 05/28/28 (Call 03/28/28)	750	724,335
2.25%, 05/28/31 (Call 02/28/31)	120	117,268
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	80	76,140
3.38%, 11/16/25	20	21,073
3.50%, 08/17/23 (Call 07/17/23)	35	36,154
4.00%, 01/17/29 (Call 10/17/28)	175	192,085
4.00%, 09/18/42	1,040	1,169,074
4.38%, 11/16/45	1,000	1,188,660
4.38%, 08/17/48 (Call 02/17/48)	1,000	1,201,310
6.45%, 09/15/37	35	49,228
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 03/03/22)	58	57,289
0.75%, 11/13/25 (Call 10/13/25)	436	418,050
1.13%, 11/13/27 (Call 09/13/27)(a)	320	303,536
1.45%, 11/13/30 (Call 08/13/30)	825	757,985
2.35%, 11/13/40 (Call 05/13/40)	426	378,940
2.55%, 11/13/50 (Call 05/13/50)	788	696,813
2.75%, 02/15/23 (Call 01/15/23)	209	212,501
2.90%, 07/26/24 (Call 06/26/24)	1,040	1,072,666
3.20%, 06/15/26 (Call 04/15/26)	801	840,097
3.25%, 02/20/23 (Call 01/20/23)	272	278,357
3.25%, 11/01/23	239	247,002
3.25%, 02/27/27	487	514,028
3.25%, 08/01/42	430	432,902
3.40%, 07/26/29 (Call 04/26/29)	1,917	2,034,263
3.45%, 11/15/27 (Call 08/15/27)	445	474,014
3.88%, 08/15/25 (Call 05/15/25)	122	129,752
3.90%, 02/20/28 (Call 11/20/27)	695	755,993
4.13%, 06/15/39 (Call 12/15/38)	1,125	1,266,424
4.25%, 10/26/49 (Call 04/26/49)	1,522	1,756,312
4.35%, 11/15/47 (Call 05/15/47)(a)	840	976,987
4.50%, 03/01/44 (Call 09/01/43)	169	201,330
4.55%, 02/20/48 (Call 08/20/47)	266	318,250
5.00%, 08/15/45 (Call 02/15/45)	397	496,520
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	524	450,294
2.50%, 09/15/60 (Call 03/15/60)	145	124,833
2.75%, 06/01/25 (Call 03/01/25)	519	535,099
3.38%, 03/15/29 (Call 12/15/28)	701	748,801
3.95%, 03/15/49 (Call 09/15/48)	980	1,140,759
4.15%, 03/15/59 (Call 09/15/58)	65	78,495
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	515	524,878
3.38%, 05/15/23(a)	643	660,830

Security	Par (000)	Value

Pharmaceuticals (continued)
3.63%, 05/15/25	$327	$346,254
3.88%, 05/15/28	765	830,966
4.20%, 03/18/43	254	292,301
5.38%, 04/15/34	466	596,527
6.38%, 05/15/38	1,179	1,662,319
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	370	365,323
3.00%, 06/01/24 (Call 05/01/24)	567	585,308
3.38%, 06/01/29 (Call 03/01/29)	360	381,449
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	45	43,219
0.95%, 09/01/27 (Call 07/01/27)	240	227,846
2.05%, 03/01/23 (Call 01/01/23)(a)	107	108,341
2.10%, 09/01/40 (Call 03/01/40)	530	467,974
2.25%, 09/01/50 (Call 03/01/50)	200	173,332
2.45%, 03/01/26 (Call 12/01/25)	35	35,841
2.45%, 09/01/60 (Call 03/01/60)	410	354,589
2.63%, 01/15/25 (Call 11/15/24)	190	196,109
2.90%, 01/15/28 (Call 10/15/27)	857	888,469
2.95%, 03/03/27 (Call 12/03/26)	708	740,108
3.38%, 12/05/23	20	20,810
3.40%, 01/15/38 (Call 07/15/37)	527	559,490
3.50%, 01/15/48 (Call 07/15/47)	334	359,341
3.55%, 03/01/36 (Call 09/01/35)	545	596,012
3.63%, 03/03/37 (Call 09/03/36)(a)	688	757,075
3.70%, 03/01/46 (Call 09/01/45)	778	856,329
3.75%, 03/03/47 (Call 09/03/46)(a)	433	481,816
4.38%, 12/05/33 (Call 06/05/33)	312	367,592
4.50%, 09/01/40	287	348,521
4.50%, 12/05/43 (Call 06/05/43)	205	247,808
4.95%, 05/15/33	363	451,761
5.85%, 07/15/38	371	508,860
5.95%, 08/15/37	576	791,666
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	559	599,024
4.60%, 06/01/44 (Call 12/01/43)	165	201,293
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	110	105,606
1.45%, 06/24/30 (Call 03/24/30)	85	78,738
1.70%, 06/10/27 (Call 05/10/27)	425	417,256
1.90%, 12/10/28 (Call 10/10/28)	320	312,966
2.15%, 12/10/31 (Call 09/10/31)	585	564,700
2.35%, 06/24/40 (Call 12/24/39)	476	427,681
2.45%, 06/24/50 (Call 12/24/49)	660	577,117
2.75%, 02/10/25 (Call 11/10/24)	1,093	1,127,058
2.75%, 12/10/51 (Call 06/10/51)	475	436,116
2.80%, 05/18/23	67	68,453
2.90%, 03/07/24 (Call 02/07/24)	328	338,116
2.90%, 12/10/61 (Call 06/10/61)	405	369,405
3.40%, 03/07/29 (Call 12/07/28)	718	763,378
3.60%, 09/15/42 (Call 03/15/42)	349	370,090
3.70%, 02/10/45 (Call 08/10/44)(a)	830	892,706
3.90%, 03/07/39 (Call 09/07/38)	490	545,022
4.00%, 03/07/49 (Call 09/07/48)	711	809,715
4.15%, 05/18/43	613	702,308
6.50%, 12/01/33	338	469,083
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	62	62,081
2.00%, 02/14/27 (Call 12/14/26)	663	661,024
2.20%, 08/14/30 (Call 05/14/30)	880	863,623

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 08/14/50 (Call 02/14/50)	$606	$570,258
3.00%, 11/20/25 (Call 08/20/25)(a)	30	31,267
3.10%, 05/17/27 (Call 02/17/27)	410	429,561
3.40%, 05/06/24	910	949,230
3.70%, 09/21/42	268	292,160
4.00%, 11/20/45 (Call 05/20/45)	645	731,907
4.40%, 05/06/44	790	948,814
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	441	428,555
1.70%, 05/28/30 (Call 02/28/30)(a)	655	620,161
1.75%, 08/18/31 (Call 05/18/31)(a)	200	187,892
2.55%, 05/28/40 (Call 11/28/39)	434	407,005
2.63%, 04/01/30 (Call 01/01/30)	640	651,424
2.70%, 05/28/50 (Call 11/28/49)	838	789,228
2.75%, 06/03/26(a)	521	541,585
2.95%, 03/15/24 (Call 02/15/24)	508	523,972
3.00%, 06/15/23	103	105,581
3.00%, 12/15/26	452	475,631
3.20%, 09/15/23 (Call 08/15/23)	115	118,471
3.40%, 05/15/24	608	634,284
3.45%, 03/15/29 (Call 12/15/28)	596	637,458
3.60%, 09/15/28 (Call 06/15/28)	385	416,019
3.90%, 03/15/39 (Call 09/15/38)	353	392,582
4.00%, 12/15/36	455	514,673
4.00%, 03/15/49 (Call 09/15/48)	99	113,776
4.10%, 09/15/38 (Call 03/15/38)	357	406,120
4.13%, 12/15/46	519	603,618
4.20%, 09/15/48 (Call 03/15/48)	515	607,252
4.30%, 06/15/43	414	483,552
4.40%, 05/15/44	464	548,949
7.20%, 03/15/39	1,082	1,665,501
Pharmacia LLC, 6.60%, 12/01/28	189	238,749
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	765	786,160
3.63%, 06/19/28 (Call 03/19/28)	548	596,262
Wyeth LLC
5.95%, 04/01/37	826	1,105,238
6.00%, 02/15/36	276	373,997
6.45%, 02/01/24	142	155,440
6.50%, 02/01/34	352	481,381
		71,110,634
Pipelines — 0.0%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	311	334,182
5.80%, 06/01/45 (Call 12/01/44)	70	88,418
		422,600
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	45	47,468

Real Estate Investment Trusts — 1.6%
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	280	269,354
2.05%, 01/15/32 (Call 10/15/31)(a)	125	118,409
2.30%, 03/01/30 (Call 12/01/29)	305	299,647
2.45%, 01/15/31 (Call 10/17/30)	476	471,454
3.45%, 06/01/25 (Call 03/03/25)	485	507,266
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	397	402,316
3.15%, 07/01/29 (Call 04/01/29)	255	264,254

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	$565	$530,716
2.50%, 02/15/30 (Call 11/15/29)	250	249,697
2.85%, 11/01/26 (Call 08/01/26)	60	61,892
3.00%, 04/15/23 (Call 01/15/23)	443	450,022
3.00%, 07/01/29 (Call 04/01/29)	431	443,327
3.50%, 03/01/28 (Call 12/01/27)	346	368,424
4.50%, 07/01/44 (Call 01/01/44)	102	121,874
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	505	455,010
2.13%, 04/15/27 (Call 02/15/27)	190	189,721
2.13%, 10/15/50 (Call 04/15/50)	282	229,539
2.25%, 04/15/30 (Call 01/15/30)	453	441,109
3.00%, 04/15/50 (Call 10/15/49)	400	389,508
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	340	326,308
1.50%, 11/09/26 (Call 10/09/26)(a)	160	156,837
1.85%, 05/01/28 (Call 03/01/28)	198	191,389
1.95%, 11/09/28 (Call 09/09/28)	170	164,885
2.25%, 11/09/31 (Call 08/09/31)	160	155,478
2.30%, 05/01/31 (Call 02/01/31)	159	155,372
3.09%, 09/15/27 (Call 06/15/27)	387	405,386
3.39%, 05/01/29 (Call 02/01/29)	349	368,809
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	110	109,792
3.00%, 01/15/27 (Call 10/15/26)(a)	428	443,558
3.10%, 12/15/29 (Call 09/15/29)	65	67,133
3.25%, 01/15/31 (Call 10/15/30)	328	341,871
3.65%, 01/15/28 (Call 10/15/27)	405	429,389
3.88%, 04/15/25 (Call 02/15/25)	75	79,419
3.95%, 08/15/27 (Call 05/15/27)	25	27,027
4.13%, 10/15/26 (Call 07/15/26)	85	92,194
4.65%, 03/15/47 (Call 09/15/46)	311	380,378
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	577	553,545
1.75%, 02/01/28 (Call 11/01/27)	100	95,831
2.00%, 09/13/24 (Call 06/13/24)	399	401,410
2.20%, 02/01/31 (Call 11/01/30)	82	78,013
2.25%, 01/15/32 (Call 10/15/31)	500	472,890
2.45%, 09/13/29 (Call 06/13/29)	485	479,010
2.65%, 07/15/30 (Call 04/15/30)	282	279,107
2.65%, 02/01/32 (Call 12/01/31)	1,000	979,510
2.75%, 06/01/23 (Call 03/01/23)	687	697,119
3.25%, 11/30/26 (Call 08/30/26)	29	30,397
3.25%, 09/13/49 (Call 03/13/49)	660	638,491
3.30%, 01/15/26 (Call 10/15/25)	490	511,119
3.38%, 10/01/24 (Call 07/01/24)	687	713,834
3.38%, 06/15/27 (Call 03/15/27)	415	436,173
3.38%, 12/01/27 (Call 09/01/27)(a)	225	235,813
3.50%, 09/01/25 (Call 06/01/25)	635	666,109
3.75%, 02/01/24 (Call 11/01/23)	360	374,029
3.80%, 07/15/50 (Call 01/15/50)	173	183,678
4.25%, 11/30/46 (Call 05/30/46)(a)	90	101,479
4.75%, 03/15/42 (Call 09/15/41)(a)	86	101,876
6.75%, 02/01/40 (Call 11/01/39)	361	509,486
		18,697,683
Retail — 2.7%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	195	188,364
1.60%, 04/20/30 (Call 01/20/30)	847	795,562

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
1.75%, 04/20/32 (Call 01/20/32)	$450	$420,466
2.75%, 05/18/24 (Call 03/18/24)	344	353,463
3.00%, 05/18/27 (Call 02/18/27)	398	416,272
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	130	121,289
1.38%, 03/15/31 (Call 12/15/30)	670	610,068
1.50%, 09/15/28 (Call 07/15/28)(a)	102	97,918
1.88%, 09/15/31 (Call 06/15/31)(a)	52	49,161
2.13%, 09/15/26 (Call 06/15/26)	583	589,261
2.38%, 03/15/51 (Call 09/15/50)	500	427,200
2.50%, 04/15/27 (Call 02/15/27)	528	540,624
2.70%, 04/01/23 (Call 01/01/23)	509	517,246
2.70%, 04/15/30 (Call 01/15/30)	547	555,943
2.75%, 09/15/51 (Call 03/15/51)	102	93,855
2.80%, 09/14/27 (Call 06/14/27)	635	658,012
2.95%, 06/15/29 (Call 03/15/29)	577	597,068
3.00%, 04/01/26 (Call 01/01/26)	452	472,846
3.13%, 12/15/49 (Call 06/15/49)	512	502,195
3.30%, 04/15/40 (Call 10/15/39)	732	746,538
3.35%, 09/15/25 (Call 06/15/25)	566	595,681
3.35%, 04/15/50 (Call 10/15/49)	883	899,689
3.50%, 09/15/56 (Call 03/15/56)	413	430,259
3.75%, 02/15/24 (Call 11/15/23)	478	498,478
3.90%, 12/06/28 (Call 09/06/28)	638	699,503
3.90%, 06/15/47 (Call 12/15/46)	540	597,348
4.20%, 04/01/43 (Call 10/01/42)	471	535,094
4.25%, 04/01/46 (Call 10/01/45)	542	625,945
4.40%, 03/15/45 (Call 09/15/44)	492	577,500
4.50%, 12/06/48 (Call 06/06/48)	657	800,292
4.88%, 02/15/44 (Call 08/15/43)	522	644,294
5.40%, 09/15/40 (Call 03/15/40)	190	244,264
5.88%, 12/16/36	1,279	1,727,980
5.95%, 04/01/41 (Call 10/01/40)	405	552,355
Target Corp.
1.95%, 01/15/27(a)	130	129,908
2.25%, 04/15/25 (Call 03/15/25)	296	300,194
2.35%, 02/15/30 (Call 11/15/29)	250	248,940
2.50%, 04/15/26(a)	832	857,160
2.95%, 01/15/52	300	293,376
3.38%, 04/15/29 (Call 01/15/29)	802	857,194
3.50%, 07/01/24	608	636,716
3.63%, 04/15/46	391	427,515
3.90%, 11/15/47 (Call 05/15/47)	136	155,517
4.00%, 07/01/42	540	614,482
7.00%, 01/15/38	75	112,352
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	72	67,322
1.60%, 05/15/31 (Call 02/15/31)(a)	505	466,888
2.25%, 09/15/26 (Call 06/15/26)(a)	680	690,730
2.50%, 05/15/23 (Call 02/15/23)	558	565,818
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	30	30,379
2.55%, 04/11/23 (Call 01/11/23)	758	768,877
2.65%, 12/15/24 (Call 10/15/24)	20	20,607
2.85%, 07/08/24 (Call 06/08/24)	55	56,733
2.95%, 09/24/49 (Call 03/24/49)(a)	320	320,957
3.05%, 07/08/26 (Call 05/08/26)	5	5,241
3.25%, 07/08/29 (Call 04/08/29)(a)	525	563,136
3.30%, 04/22/24 (Call 01/22/24)	871	903,157
3.55%, 06/26/25 (Call 04/26/25)(a)	20	21,179

Security	Par (000)	Value

Retail (continued)
3.70%, 06/26/28 (Call 03/26/28)	$1,050	$1,145,046
3.95%, 06/28/38 (Call 12/28/37)	75	85,883
4.05%, 06/29/48 (Call 12/29/47)(a)	1,291	1,534,121
5.25%, 09/01/35	45	58,653
5.63%, 04/01/40	170	231,945
5.63%, 04/15/41(a)	25	34,550
6.20%, 04/15/38	60	86,586
6.50%, 08/15/37	100	147,607
		30,620,802
Semiconductors — 3.1%
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	65	62,715
2.80%, 10/01/41 (Call 04/01/41)	495	471,973
2.95%, 10/01/51 (Call 04/01/51)	520	498,384
3.50%, 12/05/26 (Call 09/05/26)(a)	75	79,854
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	470	447,454
2.75%, 06/01/50 (Call 12/01/49)(a)	402	379,259
3.30%, 04/01/27 (Call 01/01/27)	555	584,831
3.90%, 10/01/25 (Call 07/01/25)	272	290,363
4.35%, 04/01/47 (Call 10/01/46)	314	374,436
5.10%, 10/01/35 (Call 04/01/35)	327	406,795
5.85%, 06/15/41	440	607,394
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	100	96,094
2.00%, 08/12/31 (Call 05/12/31)(a)	230	218,925
2.45%, 11/15/29 (Call 08/15/29)	1,068	1,065,832
2.60%, 05/19/26 (Call 02/19/26)(a)	628	647,261
2.80%, 08/12/41 (Call 02/12/41)	60	56,038
2.88%, 05/11/24 (Call 03/11/24)	569	585,410
3.05%, 08/12/51 (Call 02/12/51)	535	503,756
3.10%, 02/15/60 (Call 08/15/59)	84	76,341
3.15%, 05/11/27 (Call 02/11/27)	290	303,920
3.20%, 08/12/61 (Call 02/12/61)(a)	70	65,286
3.25%, 11/15/49 (Call 05/15/49)	857	835,198
3.40%, 03/25/25 (Call 02/25/25)	1,585	1,656,499
3.70%, 07/29/25 (Call 04/29/25)	1,180	1,249,124
3.73%, 12/08/47 (Call 06/08/47)	934	983,063
3.75%, 03/25/27 (Call 01/25/27)	450	483,975
3.90%, 03/25/30 (Call 12/25/29)(a)	953	1,048,252
4.00%, 12/15/32(a)	419	472,272
4.10%, 05/19/46 (Call 11/19/45)	685	761,816
4.10%, 05/11/47 (Call 11/11/46)	545	607,746
4.25%, 12/15/42	205	233,911
4.60%, 03/25/40 (Call 09/25/39)	486	571,274
4.75%, 03/25/50 (Call 09/25/49)	955	1,178,718
4.80%, 10/01/41	365	445,694
4.90%, 07/29/45 (Call 01/29/45)(a)	267	330,701
4.95%, 03/25/60 (Call 09/25/59)	507	654,324
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	690	657,963
2.88%, 06/15/50 (Call 12/15/49)	121	112,860
3.13%, 06/15/60 (Call 12/15/59)	362	341,786
3.75%, 03/15/26 (Call 01/15/26)	545	582,463
3.80%, 03/15/25 (Call 12/15/24)	150	158,443
4.00%, 03/15/29 (Call 12/15/28)	490	538,461
4.88%, 03/15/49 (Call 09/15/48)	272	345,775
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	95	91,162
2.00%, 06/15/31 (Call 03/15/31)	155	148,674

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.85%, 04/01/30 (Call 01/01/30)	$751	$770,984
3.20%, 09/16/26 (Call 06/16/26)(a)	364	383,998
3.50%, 04/01/40 (Call 10/01/39)	692	733,603
3.50%, 04/01/50 (Call 10/01/49)	897	956,301
3.70%, 04/01/60 (Call 10/01/59)	110	120,127
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,152	1,084,919
1.65%, 05/20/32 (Call 02/20/32)	755	689,625
2.15%, 05/20/30 (Call 02/20/30)(a)	426	415,346
2.90%, 05/20/24 (Call 03/20/24)	31	31,914
3.25%, 05/20/27 (Call 02/20/27)	550	578,138
3.25%, 05/20/50 (Call 11/20/49)(a)	358	368,425
3.45%, 05/20/25 (Call 02/20/25)	72	75,517
4.30%, 05/20/47 (Call 11/20/46)(a)	744	872,459
4.65%, 05/20/35 (Call 11/20/34)	76	90,186
4.80%, 05/20/45 (Call 11/20/44)	757	949,043
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	75	72,814
1.38%, 03/12/25 (Call 02/12/25)	660	653,532
1.75%, 05/04/30 (Call 02/04/30)	374	356,631
1.90%, 09/15/31 (Call 06/15/31)	105	100,275
2.25%, 05/01/23 (Call 02/01/23)	400	404,268
2.25%, 09/04/29 (Call 06/04/29)	580	577,767
2.70%, 09/15/51 (Call 03/15/51)(a)	100	94,306
2.90%, 11/03/27 (Call 08/03/27)	201	210,340
3.88%, 03/15/39 (Call 09/15/38)	172	193,460
4.15%, 05/15/48 (Call 11/15/47)	811	953,890
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	420	413,062
2.50%, 10/25/31 (Call 07/25/31)	15	14,777
3.13%, 10/25/41 (Call 04/25/41)	300	299,610
3.25%, 10/25/51 (Call 04/25/51)(a)	385	389,578
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	563	547,253
2.95%, 06/01/24 (Call 04/01/24)	434	443,626
		36,158,249
Software — 2.3%
Adobe Inc.
1.70%, 02/01/23.	484	487,765
1.90%, 02/01/25 (Call 01/01/25)	393	396,399
2.15%, 02/01/27 (Call 12/01/26)	509	510,807
2.30%, 02/01/30 (Call 11/01/29)	750	740,790
3.25%, 02/01/25 (Call 11/01/24)	525	547,423
Intuit Inc.
0.65%, 07/15/23	149	147,680
0.95%, 07/15/25 (Call 06/15/25)	93	90,086
1.35%, 07/15/27 (Call 05/15/27)	595	569,588
1.65%, 07/15/30 (Call 04/15/30)	277	257,973
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	864	875,146
2.38%, 05/01/23 (Call 02/01/23)	720	729,698
2.40%, 08/08/26 (Call 05/08/26)	61	62,458
2.53%, 06/01/50 (Call 12/01/49)	2,857	2,588,356
2.68%, 06/01/60 (Call 12/01/59)	1,788	1,621,180
2.70%, 02/12/25 (Call 11/12/24)	588	606,863
2.88%, 02/06/24 (Call 12/06/23)	1,007	1,035,961
2.92%, 03/17/52 (Call 09/17/51)	4,609	4,503,777
3.04%, 03/17/62 (Call 09/17/61)	1,379	1,349,145
3.13%, 11/03/25 (Call 08/03/25)	692	724,607
3.30%, 02/06/27 (Call 11/06/26)	1,420	1,509,119

Security	Par (000)	Value

Software (continued)
3.45%, 08/08/36 (Call 02/08/36)	$590	$642,770
3.50%, 02/12/35 (Call 08/12/34)(a)	913	998,365
3.63%, 12/15/23 (Call 09/15/23)	1,054	1,094,842
3.70%, 08/08/46 (Call 02/08/46)	11	12,286
4.20%, 11/03/35 (Call 05/03/35)	10	11,745
4.25%, 02/06/47 (Call 08/06/46)	10	12,077
5.30%, 02/08/41	10	13,324
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	45	44,049
1.50%, 07/15/28 (Call 05/15/28)(a)	480	459,557
1.95%, 07/15/31 (Call 04/15/31)	660	629,343
2.70%, 07/15/41 (Call 01/15/41)	350	329,752
2.90%, 07/15/51 (Call 01/15/51)	945	897,013
3.05%, 07/15/61 (Call 01/15/61)	315	298,718
3.25%, 04/11/23 (Call 03/11/23)	789	807,944
3.70%, 04/11/28 (Call 01/11/28)	1,023	1,104,605
		26,711,211
Telecommunications — 0.7%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	250	251,645
3.63%, 04/22/29 (Call 01/22/29)	490	517,170
4.38%, 07/16/42	569	636,751
4.38%, 04/22/49 (Call 10/22/48)(a)	615	705,983
6.13%, 03/30/40(a)	742	980,360
6.38%, 03/01/35	160	208,186
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	574	582,621
2.50%, 09/20/26 (Call 06/20/26)	848	874,585
2.60%, 02/28/23	180	183,015
2.95%, 02/28/26	662	691,565
3.50%, 06/15/25	353	373,410
3.63%, 03/04/24	826	863,236
5.50%, 01/15/40	861	1,144,786
5.90%, 02/15/39	388	532,057
		8,545,370
Transportation — 2.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)(a)	125	117,780
3.00%, 03/15/23 (Call 12/15/22)	503	511,229
3.00%, 04/01/25 (Call 01/01/25)	50	51,828
3.05%, 02/15/51 (Call 08/15/50)	250	242,980
3.25%, 06/15/27 (Call 03/15/27)(a)	224	237,617
3.30%, 09/15/51 (Call 03/15/51)	406	411,270
3.40%, 09/01/24 (Call 06/01/24)	357	371,919
3.55%, 02/15/50 (Call 08/15/49)	111	117,240
3.75%, 04/01/24 (Call 01/01/24)	360	375,484
3.85%, 09/01/23 (Call 06/01/23)	524	542,282
3.90%, 08/01/46 (Call 02/01/46)	343	378,693
4.05%, 06/15/48 (Call 12/15/47)	393	445,139
4.13%, 06/15/47 (Call 12/15/46)	330	375,939
4.15%, 04/01/45 (Call 10/01/44)	397	449,527
4.15%, 12/15/48 (Call 06/15/48)	360	413,856
4.38%, 09/01/42 (Call 03/01/42)	147	170,061
4.40%, 03/15/42 (Call 09/15/41)	242	280,635
4.45%, 03/15/43 (Call 09/15/42)	387	453,529
4.55%, 09/01/44 (Call 03/01/44)	390	462,961
4.70%, 09/01/45 (Call 03/01/45)(a)	308	374,208
4.90%, 04/01/44 (Call 10/01/43)(a)	474	587,466
5.05%, 03/01/41 (Call 09/01/40)	262	326,979

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.15%, 09/01/43 (Call 03/01/43)	$359	$456,863
5.40%, 06/01/41 (Call 12/01/40)	265	341,617
5.75%, 05/01/40 (Call 11/01/39)	356	473,003
6.15%, 05/01/37.	345	473,026
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	245	214,818
2.75%, 03/01/26 (Call 12/01/25)	426	438,784
3.20%, 08/02/46 (Call 02/02/46)(a)	441	442,129
3.65%, 02/03/48 (Call 08/03/47)	301	323,698
4.45%, 01/20/49 (Call 07/20/48)	216	261,742
FedEx Corp., Series 2020-1, Class AA, 1.88%, 08/20/35(a)	341	325,624
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	530	521,541
2.89%, 04/06/36 (Call 01/06/36)	10	9,985
2.95%, 03/10/52 (Call 09/10/51)	620	583,662
2.97%, 09/16/62 (Call 03/16/62)	750	678,172
3.20%, 05/20/41 (Call 11/20/40)	630	632,426
3.25%, 02/05/50 (Call 08/05/49)	655	654,803
3.50%, 06/08/23 (Call 05/08/23)	17	17,478
3.55%, 05/20/61 (Call 11/20/60)(a)	1,000	1,019,740
3.60%, 09/15/37 (Call 03/15/37)	155	165,218
3.70%, 03/01/29 (Call 12/01/28)(a)	515	553,095
3.75%, 07/15/25 (Call 05/15/25)(a)	100	106,134
3.75%, 02/05/70 (Call 08/05/69)	30	31,446
3.80%, 10/01/51 (Call 04/01/51)	500	544,850
3.80%, 04/06/71 (Call 10/06/70)	350	370,076
3.84%, 03/20/60 (Call 09/20/59)(a)	765	823,890
3.95%, 09/10/28 (Call 06/10/28)	25	27,211
3.95%, 08/15/59 (Call 02/15/59)	15	16,533
4.10%, 09/15/67 (Call 03/15/67)	300	335,865
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	304	310,086
2.50%, 04/01/23 (Call 03/01/23)	475	482,054
2.80%, 11/15/24 (Call 09/15/24)	78	80,460
3.05%, 11/15/27 (Call 08/15/27)(a)	703	739,753
3.40%, 03/15/29 (Call 12/15/28)	508	542,351
3.40%, 11/15/46 (Call 05/15/46)	220	233,763
3.40%, 09/01/49 (Call 03/01/49)	293	314,380
3.75%, 11/15/47 (Call 05/15/47)	538	605,234
3.90%, 04/01/25 (Call 03/01/25)	647	686,260
4.25%, 03/15/49 (Call 09/15/48)(a)	78	94,512
4.45%, 04/01/30 (Call 01/01/30)	321	368,091

Security	Par/ Shares (000)	Value

Transportation (continued)
4.88%, 11/15/40 (Call 05/15/40)	$241	$300,462
5.20%, 04/01/40 (Call 10/01/39)	318	409,298
5.30%, 04/01/50 (Call 10/01/49)	464	646,519
6.20%, 01/15/38.	666	925,507
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	70	67,722
1.50%, 09/22/28 (Call 07/22/28)(a)	140	135,262
1.80%, 09/22/31 (Call 06/22/31)	800	762,560
2.50%, 09/22/41 (Call 03/22/41)	525	497,028
2.65%, 09/22/51 (Call 03/22/51)(a)	700	663,565
		27,406,918

Total Corporate Bonds & Notes — 97.9%
(Cost: $1,166,220,800)		1,125,923,862

Short-Term Investments

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	82,372	82,397,177
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	5,627	5,627,000
		88,024,177

Total Short-Term Investments — 7.7%
(Cost: $88,019,792)		88,024,177

Total Investments in Securities — 105.6%
(Cost: $1,254,240,592)		1,213,948,039

Other Assets, Less Liabilities — (5.6)%		(64,423,764)

Net Assets — 100.0%		$1,149,524,275

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL
Agency Shares	$80,001,921	$2,409,898	(a)	$—		$(4,697)	$(9,945)	$82,397,177	82,372	$37,959	(b)	$—
BlackRock Cash Funds: Treasury, SL
Agency Shares	10,637,000	—		(5,010,000	)(a)	—	—	5,627,000	5,627	135		—
						$(4,697)	$(9,945)	$88,024,177		$38,094		$—

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2022

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,125,923,862	$—	$1,125,923,862
Money Market Funds	88,024,177	—	—	88,024,177
	$88,024,177	$1,125,923,862	$—	$1,213,948,039

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate